                            Table of Contents

                                     OVERVIEW
                       LETTER TO SHAREHOLDERS       1
                            ECONOMIC SNAPSHOT       2

                          PERFORMANCE SUMMARY
                            RETURN HIGHLIGHTS       4
          PERFORMANCE OF A $10,000 INVESTMENT       6

                        PORTFOLIO AT A GLANCE
                               CREDIT QUALITY       7
                TWELVE-MONTH DIVIDEND HISTORY       7
                              TOP FIVE STATES       8
                             TOP FIVE SECTORS       8
              Q&A WITH YOUR PORTFOLIO MANAGER       9
                            GLOSSARY OF TERMS      12

                               BY THE NUMBERS
                      YOUR FUND'S INVESTMENTS      13
                         FINANCIAL STATEMENTS      59
                NOTES TO FINANCIAL STATEMENTS      65
               REPORT OF INDEPENDENT AUDITORS      72

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES          73

This report must be preceded or accompanied by a prospectus for the fund being offered.

Van Kampen wishes peace and prosperity to all.
              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

 OVERVIEW

LETTER TO SHAREHOLDERS
December 20, 2001

Dear Shareholder,

As the new year begins, Van Kampen wishes peace, prosperity and hope to all.

With a legacy that spans nearly four generations, Van Kampen has helped investors pursue their goals through social, political and economic change. In the face of challenges and uncertainty, our core investment philosophy has been tested and, we believe affirmed. Whether you're new to the Van Kampen family or revisiting your investment strategy, we encourage you to focus on two fundamental investing principles:

SEEK FINANCIAL ADVICE BEFORE YOU INVEST. Your financial advisor can help you develop a tailored investment strategy based on several factors, including your age, family status and goals. While no portfolio is immune to volatility, your advisor can help you structure a portfolio designed to address your long-term financial goals.

                  EXAMINE YOUR PORTFOLIO AND MODERATE YOUR INVESTMENT RISK--DIVERSIFY. Consider including a variety of stock and fixed-income funds in your portfolio, which may improve your long-term performance.

We are grateful for your continued trust in Van Kampen and appreciate the opportunity to manage your assets. In the new year, we hope you and your loved ones enjoy life's true wealth--family, friends and life's daily pleasures.

Sincerely,

[SIG]
Richard F. Powers, III
President and CEO
Van Kampen Asset Management Inc.

ECONOMIC SNAPSHOT

THE ECONOMY
IN NOVEMBER 2001, THE NATIONAL BUREAU OF ECONOMIC RESEARCH (NBER) CONFIRMED WHAT MANY HAD SUSPECTED FOR SEVERAL MONTHS--THE WORLD'S LARGEST ECONOMY HAD SLIPPED INTO RECESSION. ACCORDING TO THE NBER, THE U.S. ECONOMY BEGAN TO CONTRACT IN MARCH, THEREBY ENDING THE COUNTRY'S RECORD-SETTING 10-YEAR PERIOD OF EXPANSION. THIS LATEST DOWNTURN MARKS THE NATION'S 10TH RECESSION, COMMONLY DEFINED AS TWO CONSECUTIVE QUARTERS OF NEGATIVE GROWTH, SINCE THE END OF WORLD WAR II.

BUSINESS ACTIVITY CONTINUED ITS YEAR-LONG DECLINE IN NOVEMBER, SPIRALING DOWNWARD IN THE MONTHS FOLLOWING THE SEPTEMBER 11 TRAGEDY. THROUGHOUT THE REPORTING PERIOD THE ECONOMY SHOWED SIGNS OF INCREASING WEAKNESS, PROMPTING BUSINESSES TO SLASH INVENTORIES AND CAPITAL EXPENDITURES.

CONSUMER SPENDING AND EMPLOYMENT
WITH THE ECONOMY OFFICIALLY IN RECESSION, MANY ECONOMISTS WERE SURPRISED TO FIND THAT CONSUMER SPENDING--THE ENGINE DRIVING TWO-THIRDS OF U.S. ECONOMIC GROWTH--REMAINED WEAK, BUT SURPRISINGLY RESILIENT. WHILE CONSUMERS APPEARED MORE PRICE-CONSCIOUS, SHUNNING HIGH-PRICED DEPARTMENT AND SPECIALTY STORES FOR DISCOUNT STORES, MANY ALSO TOOK ADVANTAGE OF THE DEEP PRICE DISCOUNTING AND ZERO-PERCENT FINANCING OFFERED BY CARMAKERS DURING THE FIRST TWO MONTHS OF THE FOURTH QUARTER.

IRRESPECTIVE OF THE UNANTICIPATED RESILIENCY OF THE CONSUMER, MANY ECONOMIC ANALYSTS WONDERED HOW LONG CONSUMERS COULD CONTINUE TO SPEND IN THE FACE OF MOUNTING JOB REDUCTION ANNOUNCEMENTS. BY THE END OF NOVEMBER 2001, CONSUMER CONFIDENCE LEVELS DROPPED FOR THE FIFTH CONSECUTIVE MONTH. THE CONTINUING EROSION OF CONFIDENCE WAS LARGELY FUELED BY RISING UNEMPLOYMENT AND MASS LAYOFFS.

UNEMPLOYMENT LEVELS, WHICH WERE ON THE RISE THROUGHOUT THE REPORTING PERIOD, SURGED TO 5.7 PERCENT--THE HIGHEST LEVEL IN SIX YEARS--BY THE END OF NOVEMBER 2001.

INTEREST RATES AND INFLATION
CONSISTENT WITH ITS RECENT ACTIONS, THE FEDERAL RESERVE BOARD (THE FED) AGAIN ATTEMPTED TO STIMULATE THE FALTERING ECONOMY BY SLASHING INTEREST RATES. THE FED'S 0.50 PERCENT CUT ON NOVEMBER 6--THE TENTH RATE-CUT TO OCCUR BETWEEN JANUARY 1 AND NOVEMBER 30, 2001--BROUGHT THE FEDERAL FUNDS RATE TO 2.0 PERCENT.

FINALLY, INFLATION REMAINED MODEST DURING THE REPORTING PERIOD. THE CONSUMER PRICE INDEX, A COMMON MEASURE OF THE INFLATION RATE, ROSE 1.9 PERCENT IN THE 12 MONTHS ENDED NOVEMBER 30.

U.S. GROSS DOMESTIC PRODUCT

SEASONALLY ADJUSTED ANNUALIZED RATES

(September 30, 1999--September 30, 2001)
[BAR GRAPH]

                                                                      U.S. GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
Sep 99                                                                            5.7
Dec 99                                                                            8.3
Mar 00                                                                            4.8
Jun 00                                                                            5.7
Sep 00                                                                            1.3
Dec 00                                                                            1.9
Mar 01                                                                            1.3
Jun 01                                                                            0.3
Sep 01                                                                           -1.3

Source: Bureau of Economic Analysis

INTEREST RATES AND INFLATION

(November 30, 1999--November 30, 2001)
[LINE GRAPH]

                                                                       INTEREST RATES                       INFLATION
                                                                       --------------                       ---------
Nov 99                                                                       5.5                               2.6
                                                                             5.5                               2.7
                                                                             5.5                               2.7
Feb 00                                                                      5.75                               3.2
                                                                               6                               3.8
                                                                               6                               3.1
May 00                                                                       6.5                               3.2
                                                                             6.5                               3.7
                                                                             6.5                               3.7
Aug 00                                                                       6.5                               3.4
                                                                             6.5                               3.5
                                                                             6.5                               3.4
Nov 00                                                                       6.5                               3.4
                                                                             6.5                               3.4
                                                                             5.5                               3.7
Feb 01                                                                       5.5                               3.5
                                                                               5                               2.9
                                                                             4.5                               3.3
May 01                                                                         4                               3.6
                                                                            3.75                               3.2
                                                                            3.75                               2.7
Aug 01                                                                       3.5                               2.7
                                                                               3                               2.6
                                                                             2.5                               2.1
Nov 01                                                                         2                               1.9

Interest rates are represented by the closing midline federal funds target rate on the last day of each month. Inflation is indicated by the annual percentage change of the Consumer Price Index for all urban consumers at the end of each month.

Source: Bloomberg

       PERFORMANCE SUMMARY

RETURN HIGHLIGHTS

(as of November 30, 2001)

                                        A SHARES   B SHARES   C SHARES
----------------------------------------------------------------------
One-year total return based on NAV(1)      6.62%      5.89%      5.80%
----------------------------------------------------------------------
One-year total return(2)                   1.52%      1.89%      4.80%
----------------------------------------------------------------------
Five-year average annual total
return(2)                                  4.26%      4.26%      4.48%
----------------------------------------------------------------------
Ten-year average annual total
return(2)                                  6.12%        N/A        N/A
----------------------------------------------------------------------
Life-of-Fund average annual total
return(2)                                  6.39%      5.73%(3)    4.96%
----------------------------------------------------------------------
Commencement date                       01/02/86   07/20/92   12/10/93
----------------------------------------------------------------------
Distribution rate(4)                       5.75%      5.27%      5.28%
----------------------------------------------------------------------
Taxable-equivalent distribution
rate(5)                                    9.44%      8.65%      8.67%
----------------------------------------------------------------------
SEC Yield(6)                               5.76%      5.29%      5.30%
----------------------------------------------------------------------

    N/A = Not Applicable

(1) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge (4.75% for Class A Shares) or contingent deferred sales charge (CDSC) for Class B and Class C Shares. On purchases of Class A Shares of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. Returns for Class B Shares are calculated without the effect of the maximum 4% CDSC, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. Returns for Class C Shares are calculated without the effect of the maximum 1% CDSC, charged on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% for Class A Shares and 1% for Class B and Class C Shares and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2) Assumes reinvestment of all distributions for the period and includes payment of the maximum sales charge (4.75% for Class A Shares) or CDSC for Class B and Class C Shares and combined Rule 12b-1 fees and service fees. On purchases of Class A Shares of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. Returns for Class B Shares are calculated with the effect of the maximum 4% CDSC, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. Returns for Class C Shares are calculated with the effect of the maximum 1% CDSC, charged on certain redemptions made within one year of purchase. The combined Rule 12b-1 fees and service fees for Class A Shares is up to .25% and for Class B and Class C Shares is 1%. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3) Reflects the conversion of Class B Shares into Class A Shares six years after the end of the calendar month in which the shares were purchased. See Footnote 3 in the Notes to Financial Statements for additional information.

(4) Distribution rate represents the monthly annualized distributions of the Fund at the end of the period and not the earnings of the Fund.

(5) Taxable-equivalent calculations reflect a federal income tax rate of 39.1%.

(6) SEC Yield is a standardized calculation prescribed by the Securities and Exchange Commission for determining the amount of net income a portfolio should theoretically generate for the 30-day period ended November 30, 2001.

    A portion of the interest income may be subject to the federal alternative minimum tax (AMT).

    See the Comparative Performance section of the current prospectus. An investment in the Fund is subject to investment risks, and you could lose money on your investment in the Fund. Please review the Risk/Return Summary of the Prospectus for further details on investment risks. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    Market forecasts provided in this report may not necessarily come to pass.

PERFORMANCE OF A $10,000 INVESTMENT

(November 30, 1991--November 30, 2001)

 [INVESTMENT PERFORMANCE GRAPH]

                                                                                                  LEHMAN BROTHERS MUNICIPAL BOND
                                                                                                  INDEX IS AN UNMANAGED, BROAD-
                                                                                                  BASED STATISTICAL COMPOSITE OF
                                                                 HIGH YIELD MUNICIPAL FUND*             MUNICIPAL BONDS.+
                                                                 --------------------------       ------------------------------
11/91                                                                      9523.00                           10000.00
                                                                           9700.00                           10215.00
                                                                           9807.00                           10246.00
                                                                          10138.00                           10635.00
                                                                          10349.00                           10917.00
12/92                                                                     10577.00                           11115.00
                                                                          10936.00                           11528.00
                                                                          11204.00                           11905.00
                                                                          11494.00                           12307.00
12/93                                                                     11851.00                           12480.00
                                                                          11311.00                           11795.00
                                                                          11483.00                           11926.00
                                                                          11684.00                           12007.00
12/94                                                                     11674.00                           11835.00
                                                                          12271.00                           12671.00
                                                                          12493.00                           12978.00
                                                                          12778.00                           13351.00
12/95                                                                     13297.00                           13901.00
                                                                          13277.00                           13734.00
                                                                          13404.00                           13839.00
                                                                          13703.00                           14158.00
12/96                                                                     14070.00                           14518.00
                                                                          14227.00                           14485.00
                                                                          14630.00                           14984.00
                                                                          15115.00                           15436.00
12/97                                                                     15822.00                           15854.00
                                                                          15906.00                           16037.00
                                                                          16190.00                           16280.00
                                                                          16559.00                           16781.00
12/98                                                                     16665.00                           16882.00
                                                                          16849.00                           17031.00
                                                                          16816.00                           16730.00
                                                                          16694.00                           16663.00
12/99                                                                     16390.00                           16533.00
                                                                          16572.00                           17017.00
                                                                          16632.00                           17275.00
                                                                          16975.00                           17692.00
12/00                                                                     17196.00                           18466.00
                                                                          17502.00                           18877.00
                                                                          17748.00                           19001.00
                                                                          18091.00                           19534.00
11/01                                                                     18118.00                           19601.00

This chart compares your fund's performance to that of the Lehman Brothers Municipal Bond Index over time.

This index is an unmanaged broad-based, statistical composite and its returns do not include any sales charges or fees that would be paid by an investor purchasing the securities it represents. Such costs would lower performance. The historical performance of the index is shown for illustrative purposes only; it is not meant to forecast, imply, or guarantee the future performance of any investment vehicle. It is not possible to invest directly in an index.

The above chart reflects the performance of Class A shares of the fund. The performance of Class A shares will differ from that of other share classes of the fund because of the difference in sales charges and/or expenses paid by shareholders investing in the different share classes. The fund's performance assumes reinvestment of all distributions, and includes payment of the maximum sales charge (4.75% for Class A shares) and combined Rule 12b-1 fees and service fees of up to 0.25 percent. The returns above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Results are hypothetical.

While past performance is no guarantee of future results, the above information provides a broader vantage point from which to evaluate the discussion of the fund's performance found in the following pages.

Source:
 * Wiesenberger(R)
 (+) Lehman Brothers

                                                 PORTFOLIO AT A GLANCE

CREDIT QUALITY

(as a percentage of long-term investments)

As of November 30, 2001
- AAA/Aaa............   5.5%   [PIE CHART]
- AA/Aa..............   3.1%
- A/A................   3.6%
- BBB/Baa............   7.5%
- BB/Ba..............   6.1%
- B/B................   1.4%
- CCC/Caa............   0.2%
- Non-Rated..........  72.6%
As of November 30, 2000
- AAA/Aaa............   3.5%   [PIE CHART]
- AA/Aa..............   2.4%
- A/A................   3.5%
- BBB/Baa............   7.8%
- BB/Ba..............   4.3%
- B/B................   1.1%
- CCC/Caa............   0.4%
- Non-Rated..........  77.0%

Based upon the credit quality ratings as issued by Standard & Poor's Credit Market Services/Moody's Investor Services, respectively. Subject to change daily.

TWELVE-MONTH DIVIDEND HISTORY

(for the period ended November 30, 2001)
[BAR GRAPH]

                                                                               DIVIDENDS
                                                                               ---------
12/00                                                                           0.0560
1/01                                                                            0.0560
2/01                                                                            0.0560
3/01                                                                            0.0560
4/01                                                                            0.0560
5/01                                                                            0.0560
6/01                                                                            0.0560
7/01                                                                            0.0560
8/01                                                                            0.0560
9/01                                                                            0.0532
10/01                                                                           0.0532
11/01                                                                           0.0532

The dividend history represents dividends that were paid on the fund's Class A shares and is no guarantee of the fund's future dividends.

TOP FIVE STATES*

(as a percentage of long-term investments--November 30, 2001)

Pennsylvania                                                10.2%
---------------------------------------------------------------------
Illinois                                                     8.2%
---------------------------------------------------------------------
Massachusetts                                                7.5%
---------------------------------------------------------------------
New York                                                     5.9%
---------------------------------------------------------------------
Texas                                                        5.2%
---------------------------------------------------------------------

TOP FIVE SECTORS*

(as a percentage of long-term investments)
[BAR GRAPH]

                                                                     NOVEMBER 30, 2001                  NOVEMBER 30, 2000
                                                                     -----------------                  -----------------
Other Care                                                                 32.10                              24.40
Health Care                                                                12.20                              15.80
Industrial Revenue                                                         11.40                              15.20
Multi-Family Housing                                                        9.20                              13.70
Tax District                                                                7.60                               6.30

*Subject to change daily.

Q&A WITH YOUR PORTFOLIO MANAGER

WE RECENTLY SPOKE WITH THE PORTFOLIO MANAGER OF THE VAN KAMPEN HIGH YIELD MUNICIPAL FUND ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE FUND'S RETURN DURING THE PAST TWELVE MONTHS. WAYNE GODLIN, PORTFOLIO MANAGER, HAS MANAGED THE FUND SINCE 1990 AND HAS WORKED IN THE INVESTMENT INDUSTRY SINCE 1984. THE FOLLOWING DISCUSSION REFLECTS HIS VIEWS ON THE FUND'S PERFORMANCE FOR THE TWELVE MONTHS ENDED NOVEMBER 30, 2001.

Q   HOW WOULD YOU CHARACTERIZE THE
    MARKET ENVIRONMENT OF THE PAST YEAR, AND HOW DID THE FUND PERFORM IN THAT ENVIRONMENT?

A   The profile of the market and
the economy has changed dramatically in the past 12 months. In the fourth quarter of 2000, investor sentiment shifted from concerns of inflation to worries of recession as economic growth slowed and the stock market faltered.

    In an effort to stimulate the economy, the Federal Reserve Board shifted to an easing mode, beginning with a half a percentage point decrease in the federal funds rate in January, 2001. As the economy continued to struggle, the Fed continued cutting rates. By the end of August, the fed funds rate had been reduced a total of seven times. Despite the unprecedented number of rate cuts, the Fed's attempts to bolster the economy still appeared to have little or no appreciable effect. The tragic events of September 11 accelerated the economy's decline. Business activity, especially in the travel and finance industries, slowed to a virtual standstill. Consumer spending fell off and many companies, already struggling in a difficult business environment, were forced to announce mass layoffs in order to cut costs. During this time, the Fed continued its efforts to buoy the economy by making additional rate cuts. By November-end, the federal funds rate had been reduced a total of ten times since the first of the year, to just two percent.

    In response to the continual decline in short-term interest rates, the municipal yield curve steepened dramatically during the period in review, fueling a strong rally at the short end of the curve. At the same time, the stock market's performance steadily deteriorated. Many stocks once paying double-digit returns plummeted in value, and were now underperforming bonds. Suddenly, bonds became the investment of choice for many seeking better investment performance and potential stability.

    The decline in interest rates also led municipalities to increase their issuance of debt to take advantage of lower financing costs. During the reporting period, overall municipal issuance was up more than a third versus the prior year.

    For the twelve months ended November 30, 2001, the fund produced a total return of 6.62 percent. This reflects an increase in NAV from $10.56 per Class A share on November 30, 2000, to $10.58 per Class A share on November 30, 2001.

    The fund continues to offer a competitive level of tax-exempt income, as its monthly dividend of $.0532 per Class A share translates to a distribution rate of 5.75 percent based on the fund's maximum public offering price on November 30, 2001. Also, because income from the fund is exempt from federal income taxes, this distribution rate is equivalent to a yield of 9.44 percent on a taxable investment for an investor in the 39.1 percent federal income tax bracket.

    Performance information for the fund reflects Class A shares at net asset value including combined Rule 12b-1 fees and service fees of up to 0.25 percent and excluding a maximum sales charge of 4.75 percent; if the maximum sales charge were included, the return would be lower. The return above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Of course, past performance is no guarantee of future results. Performance of other share classes will vary. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    By comparison, the Lehman Brothers Municipal Bond Index produced a total return of 8.75 percent for the same period. The Lehman Brothers Municipal Bond Index is an unmanaged, broad-based statistical composite of municipal bonds. Index returns do not include any sales charges or fees that would be paid by an investor purchasing the securities it represents. Such costs would lower performance. It is not possible to invest directly in an index. For additional performance results, please refer to the chart and footnotes on page 4.

Q   WHAT STRATEGIES DID YOU EMPLOY
    IN MANAGING THE FUND?

A   Given our concerns about the
travel sector in the aftermath of the terrorist attacks, we selectively reduced the fund's exposure to airline special-facility bonds. As of the end of the reporting period, approximately five percent of the fund's long-term investments were in the airline sector, which is below the average market weighting in this sector for similar funds.

    The special facility revenue bonds which the fund currently holds are backed by various airlines and are used to finance passenger, cargo and maintenance facilities located at or near airports. These issues are broadly diversified across the country in many critical airport hub facilities. Historically, whenever airlines have experienced significant economic stress, related facilities financed by municipal bonds proved to be extremely essential to an airline's operations. Many of these facilities are a crucial part of an airline's operations, and they cannot operate without them. Because of the essential service these facilities provide, we believe that our airport and airline holdings can continue to make the necessary debt service payments on their municipal bond obligations.

    The fund's acute-care hospital holdings performed particularly well during the reporting year. We purchased several health care bonds in 1999 and 2000, when spreads in this sector were significantly wider. Since that time, spreads have tightened, due in part to the enactment of the Budget Reconciliation Act of 1999 that reversed earlier medicare cutbacks. As a result, the fund's hospital care bonds appreciated during the period in review and helped contribute to overall fund performance.

    We also sold selective prerefunded bonds that we believed were becoming overvalued due to the steepness of the yield-curve and very low short-term interest rates. We were pleased with the gains the fund was able to realize on those sales.

    Lastly, in light of ongoing economic uncertainties and a significant increase in the supply of higher-grade municipal issues, we thought it prudent to reduce the fund's weighting in non-rated bonds by about four percent, and invest the proceeds in higher-grade bonds. As of the end of the reporting period, 72.6 percent of long-term investments were invested in non-rated bonds,
7.7 percent in lower-rated bonds, and the remainder in investment-grade issues--including 8.6 percent in securities rated AA or higher at the time of investment.

    We continued to keep the portfolio well diversified among more than 850 individual issues. We believe that such broad diversification may better position the portfolio during adverse events that might affect any one issue. (Portfolio allocation is subject to change daily.)

Q   WHAT DO YOU SEE AHEAD
    FOR THE ECONOMY AND THE MUNICIPAL MARKET?

A   We believe the Fed has reached
the end of its easing cycle for the foreseeable future, and that short-term interest rates may begin to creep up again in 2002. If the economy improves in the coming year, which we believe it should, municipal spreads could contract, which may bode well for the high-yield municipal market and the fund.

    In our opinion, there is still significant upside potential in the high-yield municipal market. If spreads tighten as we anticipate, the fund may be able to capture significant price appreciation in the year ahead, while continuing to offer shareholders an attractive yield.

                           ANNUAL HOUSEHOLDING NOTICE

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain share-holder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and share-holder reports will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

GLOSSARY OF TERMS

A HELPFUL GUIDE TO SOME OF THE COMMON TERMS YOU'RE LIKELY TO SEE IN THIS REPORT AND OTHER FINANCIAL PUBLICATIONS.

CLASSES OF SHARES: Most Van Kampen mutual fund shares are typically divided into three groupings, called Class A, Class B, and Class C shares, each with varying fees and sales charges.

CREDIT RATING: An evaluation of a bond issuer's credit history and capability of repaying debt obligations. Standard & Poor's Ratings Group and Moody's Investors Service are two companies that assign credit ratings. Standard & Poor's ratings range from a high of AAA to a low of D, while Moody's ratings range from a high of Aaa to a low of C.

FEDERAL RESERVE BOARD (THE FED): The governing body of the Federal Reserve System, which is the central bank of the United States. Its policy-making committee, called the Federal Open Market Committee, meets at least eight times a year to establish monetary policy and monitor the economic pulse of the United States.

INVESTMENT-GRADE BONDS: Securities rated BBB and above by Standard & Poor's Ratings Group or Baa and above by Moody's Investors Service. Bonds rated below BBB or Baa are non-investment grade.

MUNICIPAL BOND: A debt security issued by a state, municipality, or other state or local government entity to finance capital expenditures of public projects, such as the construction of highways, public works, or school buildings. Interest on public-purpose municipal bonds is exempt from federal income taxes and, in some states, from state and local income taxes.

NET ASSET VALUE (NAV): The value of a mutual fund share, calculated by deducting a fund's liabilities from the total assets in its portfolio and dividing this amount by the number of shares outstanding. The NAV does not include any initial or contingent deferred sales charges.

YIELD: The annual rate of return on an investment, expressed as a percentage.

YIELD SPREAD: The additional yield investors can earn by either investing in bonds with longer maturities or by investing in bonds with lower credit ratings. The spread is the difference in yield between bonds with short versus long maturities or the difference in yield between high-quality bonds and lower-quality bonds.

                                               BY THE NUMBERS

YOUR FUND'S INVESTMENTS

November 30, 2001
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           MUNICIPAL BONDS  97.9%
           ALABAMA  0.7%
$ 1,000    Alabama Spl Care Fac Fin Auth Methodist
           Home for the Aging........................ 6.300%   06/01/24   $      881,310
  4,500    Alabama St Indl Dev Auth Solid Waste Disp
           Rev Pine City Fiber Co.................... 6.450    12/01/23        4,424,760
  2,460    Huntsville Carlton Cove, AL Carlton Cove
           Inc Proj Ser A............................ 8.000    11/15/19        2,409,496
  5,000    Huntsville Carlton Cove, AL Carlton Cove
           Inc Proj Ser A............................ 8.125    11/15/31        4,887,300
  4,000    West Jefferson Cnty, AL Amusement & Pub Pk
           Auth First Mtg Visionland Proj (a)........ 6.375    02/01/29        1,160,000
                                                                          --------------
                                                                              13,762,866
                                                                          --------------
           ALASKA  0.4%
  2,000    Alaska Indl Dev & Expt Auth Williams Lynks
           AK Cargoport.............................. 8.125    05/01/31        1,969,020
  6,650    Juneau, AK City & Boro Nonrecourse Saint
           Anns Care Ctr Proj........................ 6.875    12/01/25        6,553,974
                                                                          --------------
                                                                               8,522,994
                                                                          --------------
           ARIZONA  2.8%
  6,000    Casa Grande, AZ Indl Dev Auth Casa Grande
           Regl Med Ctr Ser A Rfdg................... 7.250    12/01/19        6,073,800
  3,000    Casa Grande, AZ Indl Dev Auth Casa Grande
           Regl Med Ctr Ser A Rfdg................... 7.625    12/01/29        3,051,420
  1,145    Casa Grande, AZ Indl Dev Auth Rfdg........ 8.250    12/01/15        1,138,714
  2,774    Chandler, AZ Indl Dev Auth Rev Chandler
           Fin Ctr Proj Ser 1986 (a)................. 7.250    12/01/16        1,532,730
  2,960    Flagstaff, AZ Indl Dev Auth Rev Sr Living
           Cmnty Northern AZ Ser A................... 6.200    09/01/28        2,551,342
  1,465    Maricopa Cnty, AZ Indl Dev Auth Horizon
           Cmnty Learning Ctr Proj................... 7.125    06/01/10        1,547,084
  1,250    Maricopa Cnty, AZ Indl Dev Auth Horizon
           Cmnty Learning Ctr Proj................... 7.950    06/01/23        1,334,887
  5,500    Maricopa Cnty, AZ Indl Dev Auth
           Multi-Family Hsg Rev Natl Hlth Fac II Proj
           B......................................... 6.625    07/01/33        5,100,920
  3,000    Maricopa Cnty, AZ Indl Dev Auth Sr Living
           Fac Rev, 144A (b)......................... 7.750    04/01/15        3,200,670

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           ARIZONA (CONTINUED)
$ 1,745    Maricopa Cnty, AZ Indl Dev Christian Care
           Mesa Inc. Proj A.......................... 7.875%   04/01/27   $    1,824,083
  4,000    Maricopa Cnty, AZ Pollutn Ctl El Paso Elec
           Ser A Rfdg................................ 6.375    08/01/15        4,190,160
    500    Mesa, AZ Indl Dev Auth Rev Discovery Hlth
           Sys Ser A (MBIA Insd)..................... 5.625    01/01/29          519,795
  1,000    Peoria, AZ Indl Dev Auth Rev Sierra Winds
           Life Ser A Rfdg........................... 6.375    08/15/29          940,080
  2,000    Peoria, AZ Indl Dev Auth Rev Sierra Winds
           Life Ser A Rfdg........................... 6.500    08/15/31        1,908,920
  1,000    Phoenix, AZ Indl Dev Auth Arpt Fac Rev
           America West Airl Inc Proj................ 6.250    06/01/19          440,930
  3,000    Pima Cnty, AZ Indl Dev Auth Multi-Family
           Rev, 144A (b)............................. 6.625    10/01/28        2,864,280
  2,000    Pima Cnty, AZ Indl Dev Auth Rev La Posada
           at Park Ctr Ser A......................... 7.000    05/15/27        2,003,360
  1,000    Pima Cnty, AZ Indl Dev Auth Ser A......... 7.250    11/15/18          971,520
  1,500    Pima Cnty, AZ Indl Dev Auth Ser A......... 8.250    11/15/22        1,531,320
  2,030    Red Hawk Canyon Cmnty Fac Dist No 2 AZ
           Dist Assmt Rev............................ 6.500    12/01/12        2,087,023
  1,035    Scottsdale, AZ Indl Dev Auth Rev First Mtg
           Westminster Vlg Rfdg...................... 8.000    06/01/11        1,094,823
  2,000    Scottsdale, AZ Indl Dev Auth Rev First Mtg
           Westminster Vlg Ser A Rfdg................ 8.250    06/01/15        2,142,640
  1,845    Tucson, AZ Indl Dev Auth Rev Clarion Santa
           Rita Hotel Ser A Rfdg, 144A (b)........... 6.375    12/01/16        1,675,352
  3,245    Tucson, AZ Multi-Family Rev Hsg Catalina
           Asstd Living Ser A........................ 6.500    07/01/31        3,066,330
                                                                          --------------
                                                                              52,792,183
                                                                          --------------
           ARKANSAS  0.2%
  3,630    Jackson Cnty, AR Hlthcare Fac Brd First
           Mtg Hosp Rev Newport Hosp & Clinic Inc.... 7.375    11/01/11        3,665,066
                                                                          --------------

           CALIFORNIA  3.8%
  1,255    Abag Fin Auth For Nonprofit Corps CA Ctf
           Part...................................... 6.375    11/15/15        1,251,624
  1,455    Abag Fin Auth For Nonprofit Corps CA Ctf
           Part...................................... 6.375    11/15/28        1,365,387
  1,210    California Ed Fac Auth Rev Pacific
           Graduate Sch of Psych..................... 7.600    11/01/21        1,295,027

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           CALIFORNIA (CONTINUED)
$ 2,230    California Ed Fac Auth Rev Pacific
           Graduate Sch of Psych..................... 8.000%   11/01/21   $    2,403,739
  5,000    California St Dept Vet Affairs Ser A
           (AMBAC Insd) (c).......................... 5.300    12/01/21        5,000,000
  3,275    California Statewide Cmnty Dev Auth Lease
           Rev Spl Fac Utd Airl Ser A................ 5.700    10/01/33        1,935,230
  2,000    California Statewide Cmnty Dev Auth Rev
           Thomas Jefferson Sch of Law............... 7.750    10/01/31        1,982,440
  3,000    California Statewide Cmnty Dev Auth Spl
           Fac Utd Airl Inc.......................... 5.625    10/01/34        1,745,700
  2,850    Contra Costa Cnty, CA Multi-Family Hsg
           Rev....................................... 6.750    12/01/30        2,738,194
  2,000    Corona, CA Ctf Part Vista Hosp Sys Inc Ser
           B (a)..................................... 9.500    07/01/20          740,000
  2,500    Corona, CA Ctf Part Vista Hosp Sys Inc Ser
           C (a)..................................... 8.375    07/01/11          925,000
  1,500    Folsom, CA Spl Tax Cmnty Fac Dist No 7
           Rfdg...................................... 7.250    09/01/21        1,589,490
    855    Fontana, CA Spl Tax Cmnty Fac Dist 11 Ser
           A Rfdg.................................... 6.500    09/01/28          885,224
  2,000    Fontana, CA Spl Tax Cmnty Fac Dist 11 Ser
           B......................................... 6.500    09/01/28        2,070,700
  2,504    Fresno, CA Ctf Part....................... 8.500    05/01/16        2,558,011
    840    Healdsburg, CA Ctf Part Nuestro Hosp
           Inc....................................... 6.250    11/01/08          856,934
  2,500    Healdsburg, CA Ctf Part Nuestro Hosp
           Inc....................................... 6.375    11/01/28        2,328,725
    950    Indio, CA Pub Fin Auth Rev Tax
           Increment................................. 6.500    08/15/27          992,579
  2,460    Lake Elsinore, CA Pub Fin Auth Loc Agy Rev
           Ser F..................................... 7.100    09/01/20        2,634,537
  1,000    Los Angeles, CA Cmnty Fac Dist Spl Tax No
           3 Cascades Business Pk.................... 6.400    09/01/22        1,041,550
  1,250    Los Angeles, CA Regl Arpt Fac Sub Term 6
           Fac Rfdg.................................. 5.650    08/01/17        1,012,087
  4,485    Los Angeles, CA Regl Arpt Fac Sublease
           Intl Arpt Rfdg............................ 6.350    11/01/25        3,874,816
  4,000    Los Angeles, CA Regl Arpt Lease Fac
           Sublease Continental Airl................. 9.250    08/01/24        4,117,440
  4,500    Millbrae, CA Residential Fac Rev Magnolia
           of Millbrae Proj Ser A.................... 7.375    09/01/27        4,673,925
  1,000    Moreno Vly, CA Spl Tax Towngate Cmnty Fac
           Dist 87-1................................. 7.125    10/01/23        1,015,720
  2,000    Perris, CA Pub Fin Auth Loc Agy Rev Ser
           D......................................... 7.875    09/01/25        2,157,720

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           CALIFORNIA (CONTINUED)
$ 2,890    Reedley, CA Ctf Part...................... 7.500%   10/01/26   $    2,934,188
  3,020    Richmond, CA Redev Agy Multi-Family Rev
           Ser A..................................... 7.500    09/01/23        3,097,403
  1,825    Sacramento, CA Spl Tax Cmnty Fac Dist No
           97-1 Ser A................................ 6.700    09/01/17        1,906,249
  2,000    Sacramento, CA Spl Tax Cmnty Fac Dist No
           97-1 Ser A................................ 6.750    09/01/27        2,071,820
  2,500    San Bernardino, CA Assoc Cmnty Fin Auth
           Hlthcare Ctf Part......................... 6.900    05/01/27          751,350
  3,120    San Jose, CA Multi-Family Hsg Rev Helzer
           Courts Apt Ser A, 144A (b)................ 6.400    12/01/41        3,066,991
  1,900    San Luis Obispo, CA Ctf Part Vista Hosp
           Sys Inc (a)............................... 8.375    07/01/29          703,000
  1,890    Simi Vly, CA Cmnty Dev Agy Coml Sycamore
           Plaza II Rfdg............................. 6.000    09/01/12        2,018,728
  2,000    Vallejo, CA Ctf Part Touro Univ........... 7.250    06/01/16        2,058,720
                                                                          --------------
                                                                              71,800,248
                                                                          --------------
           COLORADO  4.3%
  1,900    Arvada, CO Multi-Family Rev Hsg Arvada
           Nightingale Proj Rfdg, 144A (b)........... 6.250    12/01/18        1,815,849
  1,060    Berry Creek Metro Dist CO Rfdg............ 7.300    12/01/12        1,083,627
  3,060    Colorado Ed & Cultural Fac Auth Rev
           Charter Sch Frontier Academy.............. 7.375    06/01/31        3,005,899
  1,000    Colorado Ed & Cultural Fac Auth Rev
           Charter Sch Peak to Peak Proj............. 7.500    08/15/21          963,560
  2,000    Colorado Ed & Cultural Fac Auth Rev
           Charter Sch Peak to Peak Proj............. 7.625    08/15/31        1,909,580
  1,100    Colorado Hlth Fac Auth Hlth & Residential
           Care Fac Volunteers of Amer Ser A......... 6.000    07/01/29          924,330
  1,000    Colorado Hlth Fac Auth Rev Baptist Home
           Assn Ser A................................ 6.250    08/15/13          864,320
  4,250    Colorado Hlth Fac Auth Rev Baptist Home
           Assn Ser A................................ 6.375    08/15/24        3,357,925
  3,000    Colorado Hlth Fac Auth Rev Christian
           Living Campus Ser A Rfdg.................. 6.750    01/01/30        3,004,860
  3,250    Colorado Hlth Fac Auth Rev Impt Volunteers
           Ser A Rfdg................................ 5.875    07/01/28        2,664,155
  1,040    Colorado Hlth Fac Auth Rev Sr Living Fac
           Eaton Terrace Ser A....................... 6.800    07/01/09        1,037,182
  3,250    Colorado Hlth Fac Auth Rev Sr Living Fac
           Eaton Terrace Ser A....................... 7.250    07/01/22        3,087,012

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           COLORADO (CONTINUED)
$ 1,945    Colorado Hsg Fin Auth Single Family Pgm Sr
           B2........................................ 6.800%   04/01/30   $    2,178,205
  3,000    Cottonwood Wtr & San Dist CO Ser A Rfdg... 7.750    12/01/20        3,228,870
  1,055    Denver, CO City & Cnty Indl Dev Rev Jewish
           Cmnty Ctr Proj............................ 7.375    03/01/09        1,096,905
  1,130    Denver, CO City & Cnty Indl Dev Rev Jewish
           Cmnty Ctr Proj............................ 7.500    03/01/14        1,169,121
    815    Denver, CO City & Cnty Indl Dev Rev Jewish
           Cmnty Ctr Proj............................ 7.875    03/01/19          848,635
  7,000    Denver, CO City & Cnty Spl Fac Arpt Rev
           United Airl Proj Ser A.................... 6.875    10/01/32        4,653,740
  1,720    Denver, CO Urban Renewal Auth Tax
           Increment Rev South Bdwy/Montgomery
           Ward...................................... 8.500    05/01/16        1,823,080
  1,800    Eagle Cnty, CO Air Term Corp Rev Arpt Term
           Proj...................................... 7.500    05/01/21        1,798,560
    975    Eagle Cnty, CO Air Term Corp Ser A........ 7.000    05/01/21          933,133
  1,455    Eagle Cnty, CO Air Term Corp Ser A........ 7.125    05/01/31        1,397,775
  1,900    Eagle Riverview Affordable Hsg Corp CO
           Multi-Family Rev Ser A.................... 6.300    07/01/29        1,793,486
  1,735    Eaglebend, CO Affordable Hsg Corp
           Multi-Family Rev Hsg Proj Ser A........... 6.400    07/01/17        1,724,746
  1,500    Eaglebend, CO Affordable Hsg Corp
           Multi-Family Rev Hsg Proj Ser A........... 6.450    07/01/21        1,483,470
  3,000    Elk Vly, CO Pub Impt Pub Impt Fee Ser A... 7.350    09/01/31        2,940,960
  5,305    Fronterra Vlg Met Dist CO................. 8.050    12/01/31        5,248,767
  4,500    La Plata Cnty, CO Rec Fac Rev Durango Mtn
           Resort Proj Ser A Rfdg.................... 6.875    02/01/12        4,422,780
  3,975    Lafayette, CO Indl Dev Rev Rocky Mtn Instr
           Proj Ser A................................ 7.000    10/01/18        3,569,987
    500    Lafayette, CO Indl Dev Rev Rocky Mtn Instr
           Proj Ser B................................ 6.125    10/01/08          472,295
  3,000    Lincoln Pk, CO Met Dist................... 7.750    12/01/26        3,038,550
  6,950    Rampart Range Met Dist No 1 Co Rev Rampart
           Range Met Dist No 2 Proj.................. 7.750    12/01/26        6,870,631
    129    Skyland Metro Dist, CO Gunnison Cnty Rfdg
           (Variable Rate Coupon).................... 8.250    12/01/08           91,267
    750    Snowmass Vlg, CO Multi-Family Hsg Rev Ser
           A Rfdg.................................... 8.000    09/01/14          763,672

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           COLORADO (CONTINUED)
$ 2,000    Telluride, CO Hsg Auth Hsg Rev Shandoka
           Apt Proj Rfdg............................. 7.875%   06/01/17   $    2,031,560
  5,000    Vista Ridge Met Dist CO................... 7.500    12/01/31        5,024,100
                                                                          --------------
                                                                              82,322,594
                                                                          --------------
           CONNECTICUT  0.8%
  1,915    Connecticut St Dev Auth First Mtg Gross
           Rev Hlthcare Proj CT Baptist Homes Inc
           Proj (Prerefunded @ 09/01/02)............. 8.750    09/01/12        2,032,677
  1,500    Connecticut St Dev Auth Indl Afco Cargo
           Bdl LLC Proj.............................. 8.000    04/01/30        1,508,130
    500    Connecticut St Dev Auth Mystic Marinelife
           Aquar Proj Ser A.......................... 7.000    12/01/27          511,190
  2,875    Connecticut St Dev Auth Pollutn CT Lt &
           Pwr Ser A Rfdg............................ 5.850    09/01/28        2,934,886
  1,945    Connecticut St Dev Auth Pollutn CT Lt &
           Pwr Ser B Rfdg............................ 5.950    09/01/28        1,972,736
  2,000    Connecticut St Hlth & Ed Loomis Chaffee
           Sch Ser D................................. 5.250    07/01/31        2,013,640
  1,655    Greenwich, CT Hsg Auth Multi-Family Rev
           Hsg Greenwich Close Ser B................. 7.500    09/01/27        1,599,922
  1,325    Manchester, CT Redev Agy Multi-Family Mtg
           Rev Bennet Hsg Dev Rfdg................... 7.200    12/01/18        1,370,779
  1,765    New Haven, CT Indl Fac Rev Adj Govt Ctr
           Thermal Energies.......................... 7.250    07/01/09        1,760,076
                                                                          --------------
                                                                              15,704,036
                                                                          --------------
           DELAWARE  0.4%
  2,040    Delaware St Econ Dev Auth Indl Dev Rev
           First Mtg Dover Hlthcare Rfdg............. 7.875    04/01/08        2,046,916
    920    Delaware St Econ Dev Auth Rev Osteopathic
           Hosp Assn of DE Ser A (Prerefunded @
           07/01/04)................................. 9.500    01/01/22        1,072,757
  2,055    Sussex Cnty, DE Assisted Living Fac Rev
           Heritage At Milford Proj.................. 7.250    07/01/29        1,940,721
  3,410    Wilmington, DE Multi-Family Rent Rev Hsg
           Electra Arms Sr Assoc Proj................ 6.250    06/01/28        3,141,974
                                                                          --------------
                                                                               8,202,368
                                                                          --------------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           DISTRICT OF COLUMBIA  0.3%
$ 1,545    District of Columbia Rev Methodist Home
           Issue..................................... 6.000%   01/01/29   $    1,312,400
  3,500    District of Columbia Rev Natl Pub Radio
           Ser A (Prerefunded @ 01/01/03)............ 7.700    01/01/23        3,771,565
                                                                          --------------
                                                                               5,083,965
                                                                          --------------
           FLORIDA  8.8%
  1,237    Bobcat Trail Cmnty, FL Dev Dist Cap Impt
           Rev Ser A................................. 7.500    05/01/19        1,294,298
    700    Bobcat Trail Cmnty, FL Dev Dist Cap Impt
           Rev Ser B................................. 6.750    05/01/04          706,685
  3,000    Boca Raton, FL Hsg Auth Mtg Hsg Rev First
           Lien Banyan Place Sr Living Ser A......... 7.150    04/01/31        2,931,300
    910    Boca Raton, FL Hsg Auth Mtg Hsg Rev Second
           Lien Banyan Place Sr Living Ser B......... 8.700    10/01/32          928,400
    130    Charlotte Cnty, FL Indl Dev Auth Rev
           Beverly Enterprises Rfdg.................. 10.000   06/01/11          134,412
    905    Collier Cnty, FL Indl Dev Auth Retirement
           Rental Hsg Rev Rfdg....................... 10.750   03/01/03          934,883
  4,050    Fishhawk Cmnty, FL Dev Dist Spl Assmt
           Rev....................................... 7.625    05/01/18        4,361,809
  2,000    Fleming Is Plantation Cmnty Ser B......... 7.375    05/01/31        2,128,200
  4,950    Florida Hsg Fin Corp Rev Hsg Beacon Hill
           Apt Ser C................................. 6.610    07/01/38        4,727,349
  5,470    Florida Hsg Fin Corp Rev Hsg Cypress Trace
           Apt Ser G................................. 6.600    07/01/38        5,270,892
  4,000    Florida Hsg Fin Corp Rev Hsg Westbrook Apt
           Ser U1.................................... 6.450    01/01/39        3,780,360
  5,955    Florida Hsg Fin Corp Rev Hsg Westchase Apt
           Ser B..................................... 6.610    07/01/38        5,780,697
    760    Fort Walton Beach, FL Indl Dev Rev First
           Mtg Ft Walton Beach Venture Proj.......... 10.500   12/01/16          763,390
    955    Heritage Harbor Cmnty Dev Dist FL Rev
           Recntl.................................... 7.750    05/01/19          967,625
    950    Heritage Harbor Cmnty Dev Dist FL Rev Spl
           Assmt Ser A............................... 6.700    05/01/19          963,005
    850    Hernando Cnty, FL Indl Dev Rev Beverly
           Enterprises Rfdg.......................... 10.000   09/01/11          881,169
  3,000    Hialeah Gardens, FL Indl Dev Rev Waterford
           Convales Ctr Ser A Rfdg................... 8.250    12/01/14        3,107,100
    900    Hillsborough Cnty, FL Aviation Spl Purp
           Delta Airl Rfdg........................... 6.800    01/01/24          782,955

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           FLORIDA (CONTINUED)
$ 1,500    Hillsborough Cnty, FL Hsg Fin Auth
           Multi-Family Rev Clipper Cove Apt Proj Ser
           A......................................... 7.375%   07/01/40   $    1,526,295
  1,500    Homestead, FL Indl Dev Rev Brookwood
           Gardens Ctr Proj Ser A Rfdg............... 8.250    12/01/14        1,554,915
  1,180    Lake Bernadette, FL Cmnty Dev Dist Spl
           Assmt Rev Ser A........................... 8.000    05/01/17        1,251,827
  2,255    Lake Saint Charles, FL Cmnty Dev Dist Spl
           Assmt Rev................................. 7.875    05/01/17        2,403,695
  4,850    Largo, FL Sun Coast Hlth Sys Rev Hosp
           Rfdg...................................... 6.300    03/01/20        4,515,204
    530    Lee Cnty, FL Indl Dev Auth Econ Rev Encore
           Nursing Ctr Part Rfdg..................... 8.125    12/01/07          550,961
  6,115    Leon Cnty, FL Ed Fac Auth Rev Southgate
           Residence Hall Ser A Rfdg................. 6.750    09/01/28        5,565,078
  3,000    Marshall Creek Cmnty Dev Dist FL Spl Assmt
           Ser A..................................... 7.650    05/01/32        3,135,750
  1,000    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
           Sinai Med Ctr Ser A....................... 6.700    11/15/19          972,540
  4,500    Miami-Dade Cnty, FL Indl Dev Spl Fac
           United Airl Inc Proj...................... 6.050    03/01/35        3,080,610
  2,500    Miromar Lakes Cmnty Dev Dist Ser B........ 7.250    05/01/12        2,542,700
  4,055    Mount Dora, FL Hlth Fac Auth Hlth Rev..... 7.125    08/15/21        4,054,716
  3,000    North Broward, FL Hosp Dist Rev Impt...... 6.000    01/15/31        3,064,800
    951    North Springs, FL Impt Dist Spl Assmt
           Rev....................................... 7.000    05/01/19          996,610
  2,545    Northern Palm Beach Cnty, FL Impt Wtr Ctl
           & Impt Unit Dev 16 Rfdg................... 7.500    08/01/24        2,672,148
  1,500    Northern Palm Beach Cnty, FL Impt Wtr Ctl
           & Impt Unit Dev No 43..................... 6.125    08/01/31        1,433,655
    305    Orange Cnty, FL Hlth Fac Auth Rev First
           Mtg Orlando Lutheran Twr Rfdg............. 8.125    07/01/06          317,691
  2,035    Orange Cnty, FL Hlth Fac Auth Rev First
           Mtg Orlando Lutheran Twr Rfdg............. 8.400    07/01/14        2,190,291
  2,075    Orange Cnty, FL Hlth Fac Auth Rev First
           Mtg Orlando Lutheran Twr Rfdg............. 8.625    07/01/20        2,251,396
  2,000    Orange Cnty, FL Hlth Fac Auth Rev First
           Mtg Orlando Lutheran Twr Rfdg............. 8.750    07/01/26        2,156,560
  1,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
           Adventist Hlth Sys........................ 6.375    11/15/20        1,054,650
  2,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
           Adventist Hlth Sys........................ 6.500    11/15/30        2,112,260

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           FLORIDA (CONTINUED)
$ 4,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
           Regl Hlthcare Sys Ser E................... 6.000%   10/01/26   $    4,136,200
  1,000    Orange Cnty, FL Hlth Fac Auth Rev
           Westminster Cmnty Care.................... 6.500    04/01/12          964,950
  2,000    Orange Cnty, FL Hlth Fac Auth Rev
           Westminster Cmnty Care.................... 6.600    04/01/24        1,834,320
  2,300    Orange Cnty, FL Hsg Fin Auth Hsg Alhambra
           Trace Apt Proj C.......................... 7.375    04/01/28        2,396,140
  4,380    Orange Cnty, FL Hsg Fin Auth Multi-Family
           Rev Hsg Governors Manor Apt F-4........... 7.250    10/01/31        4,368,743
    895    Orange Cnty, FL Hsg Fin Auth Multi-Family
           Rev Hsg Lake Davis Apt Proj F-1........... 7.250    10/01/31          892,700
    220    Orange Cnty, FL Hsg Fin Auth Multi-Family
           Rev Hsg Lake Jennie Phase I Proj F-2...... 7.250    10/01/31          219,435
    915    Orange Cnty, FL Hsg Fin Auth Multi-Family
           Rev Hsg Lake Jennie Phase II F-3.......... 7.250    10/01/31          912,648
    350    Orange Cnty, FL Hsg Fin Auth Multi-Family
           Rev Hsg Mellonville Trace Apt F-5......... 7.250    10/01/31          349,100
  2,275    Orange Cnty, FL Hsg Fin Auth Multi-Family
           Rev Mtg Hands Inc Proj Ser A.............. 7.875    10/01/15        2,397,554
  2,535    Orange Cnty, FL Hsg Fin Auth Multi-Family
           Rev Mtg Hands Inc Proj Ser A.............. 8.000    10/01/25        2,682,993
    355    Orange Cnty, FL Indl Dev Auth Rev Beverly
           Enterprises Proj Rfdg..................... 9.250    08/01/10          366,143
  2,800    Overoaks, FL Cmnty Dev Dist Cap Impt Rev.. 8.250    05/01/17        3,082,604
  2,000    Parklands West Cmnty Dev Dist Spl Assmt
           Ser A..................................... 6.900    05/01/32        1,991,020
    995    Parklands West Cmnty Dev Dist Spl Assmt
           Ser B..................................... 6.000    05/01/06          988,672
  8,000    Pinellas Cnty, FL Ed Fac Auth Clearwater
           Christian College Ser A Rfdg.............. 7.250    09/01/31        7,576,000
  3,000    Pinellas Cnty, FL Ed Fac Auth Rev College
           Harbor Proj Ser A......................... 8.250    12/01/21        3,009,030
  1,500    Pinellas Cnty, FL Ed Fac Auth Rev College
           Harbor Proj Ser A......................... 8.500    12/01/28        1,504,470
    910    Piney Z Cmnty Dev Dist FL Cap Impt Rev Ser
           A......................................... 7.250    05/01/19          961,369
    637    Piney Z Cmnty Dev Dist FL Cap Impt Rev Ser
           B......................................... 6.500    05/01/02          637,236
  2,000    Poinciana Cmnty Dev Dist FL Ser A......... 7.125    05/01/31        2,088,480

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           FLORIDA (CONTINUED)
$ 4,000    Saddlebrook, FL Cmnty Ser A............... 6.900%   05/01/33   $    3,941,640
  1,000    Saddlebrook, FL Cmnty Ser B............... 6.250    05/01/09          992,050
  1,000    Saint John's Cnty, FL Indl Dev Auth
           Hlthcare Rev Bayview Proj Ser A........... 7.100    10/01/16          945,650
  2,000    Saint John's Cnty, FL Indl Dev Auth
           Hlthcare Rev Bayview Proj Ser A........... 7.100    10/01/26        1,764,040
    240    Santa Rosa Cnty, FL Indl Dev First Mtg
           Sandy Ridge Care Ctr...................... 10.500   04/01/16          242,695
  1,500    Sarasota Cnty, FL Hlth Fac Auth Hlth Fac
           Sunnyside Pptys........................... 6.700    07/01/25        1,198,785
  1,000    Sarasota Cnty, FL Hlth Fac Auth Rev
           Hlthcare Jewish Hsg Council............... 7.375    07/01/16          920,900
  1,000    Sarasota Cnty, FL Hlth Fac Auth Rev
           Hlthcare Manatee Jewish Rfdg.............. 7.000    07/01/16          889,560
  1,000    Stoneybrook West Cmnty Dev Ser A.......... 7.000    05/01/32        1,021,680
    860    Stoneybrook West Cmnty Dev Ser B.......... 6.450    05/01/10          873,038
  2,085    Tamarac, FL Indl Dev Rev Sun Belt
           Precision Prods Inc....................... 6.500    08/01/17        1,988,756
  1,540    Tampa Palms, FL Open Space & Trans Cmnty
           Dev Dist Rev Cap Impt Area 7 Proj......... 8.500    05/01/17        1,637,559
  2,042    Tampa Palms, FL Open Space & Trans Cmnty
           Dev Dist Rev Cap Impt Area 7 Proj......... 7.500    05/01/18        2,153,412
  3,000    Tampa, FL Hosp Rev Cap Impt H Lee Moffitt
           Ser A..................................... 5.750    07/01/29        3,027,330
    903    Tara Cmnty Dev Dist No 1 FL Cap Impt Rev
           Ser B..................................... 6.750    05/01/10          917,692
  2,928    University Square Cmnty Dev Dist FL Cap
           Impt Rev.................................. 6.750    05/01/20        3,013,000
  1,000    Vista Lakes Cmnty Dev Dist FL Cap Impt Rev
           Ser A..................................... 7.200    05/01/32        1,038,130
  1,000    Waterchase Cmnty Dev Dist FL Ser A........ 6.700    05/01/32        1,001,040
  3,000    Waterlefe Cmnty Dev Dist FL............... 8.125    10/01/25        3,003,570
  1,580    Westchase East Cmnty, FL Dev Dist Cap Impt
           Rev....................................... 7.500    05/01/17        1,647,656
  1,960    Westchase East Cmnty, FL Dev Dist Cap Impt
           Rev....................................... 7.300    05/01/18        2,089,360
                                                                          --------------
                                                                             167,516,231
                                                                          --------------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           GEORGIA  2.0%
$ 1,000    Americus Sumter Cnty, GA Hosp Auth Rev
           South GA Methodist Ser A Rfdg............. 6.375%   05/15/29   $      902,900
  1,640    Athens Clarke Cnty, GA Residential Care
           Fac for the Elderly Auth Rev.............. 6.350    10/01/17        1,496,369
  1,720    Athens Clarke Cnty, GA Residential Care
           Fac for the Elderly Auth Rev.............. 6.375    10/01/27        1,510,865
  2,000    Atlanta, GA Tax Alloc Atlantic Sta Proj... 7.750    12/01/14        1,965,560
  3,000    Atlanta, GA Tax Alloc Atlantic Sta Proj... 7.900    12/01/24        2,960,910
  2,976    Atlanta, GA Urban Residential Fin Auth
           Multi-Family Mtg Rev Hsg Peachtree Apt
           Proj Ser A................................ 8.500    04/01/26        2,979,747
  2,976    Atlanta, GA Urban Residential Fin Auth
           Multi-Family Mtg Rev Hsg Peachtree Apt
           Proj Ser C (d)............................ 2.400    04/01/26          267,826
  3,760    Atlanta, GA Urban Residential Fin Auth
           Multi-Family Rev Proj Ser A............... 6.750    07/01/30        3,750,262
    375    Coweta Cnty, GA Residential Care Fac For
           The Elderly Auth Rev First Lien Wesley
           Woods Ser A............................... 7.625    10/01/06          388,920
  1,500    Coweta Cnty, GA Residential Care Fac For
           The Elderly Auth Rev First Lien Wesley
           Woods Ser A............................... 8.200    10/01/16        1,599,465
  1,500    Coweta Cnty, GA Residential Care Fac For
           The Elderly Auth Rev First Lien Wesley
           Woods Ser A............................... 8.250    10/01/26        1,602,495
  4,000    Crisp Cnty, GA Dev Auth Intl Paper Co Proj
           Ser A Rfdg................................ 6.200    02/01/20        4,113,240
  1,500    Forsyth Cnty, GA Hosp Auth Rev GA Baptist
           Hlthcare Sys Proj......................... 6.250    10/01/18        1,410,720
  2,780    Forsyth Cnty, GA Hosp Auth Rev GA Baptist
           Hlthcare Sys Proj......................... 6.375    10/01/28        2,586,429
  1,290    Fulton Cnty, GA Hsg Auth Multi-Family Hsg
           Rev Azalea Manor Proj..................... 6.375    02/01/08        1,256,279
  4,000    Fulton Cnty, GA Hsg Auth Multi-Family Hsg
           Rev Azalea Manor Proj..................... 6.500    02/01/28        3,693,680
  1,175    Fulton Cnty, GA Residential Care Fac
           Elderly Auth Rev.......................... 6.900    07/01/19        1,158,456
  2,810    Fulton Cnty, GA Residential Care Sr Lien
           RHA Asstd Living Ser A.................... 7.000    07/01/29        2,681,471

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           GEORGIA (CONTINUED)
$   300    Richmond Cnty, GA Dev Auth Nursing Home
           Rev Beverly Enterprises GA Proj Rfdg...... 8.750%   06/01/11   $      311,259
  2,500    Rockdale Cnty, GA Dev Auth Solid Waste
           Disp Visy Paper Inc Proj.................. 7.500    01/01/26        2,536,025
                                                                          --------------
                                                                              39,172,878
                                                                          --------------
           HAWAII  0.3%
    725    Hawaii Cnty, HI Impt Dist No 17 Spl Assmt
           Kaloko Subdivision........................ 9.500    08/01/11          729,277
  3,205    Hawaii St Dept Trans Spl Fac Continental
           Airl Inc.................................. 5.625    11/15/27        2,032,034
  2,450    Hawaii St Hsg Fin & Dev Corp Ser A (FNMA
           Collateralized)........................... 5.350    07/01/18        2,472,711
                                                                          --------------
                                                                               5,234,022
                                                                          --------------
           IDAHO  0.2%
  4,090    Idaho Hlth Fac Auth Rev Vly Vista Care Ser
           A Rfdg.................................... 7.875    11/15/29        4,010,613
                                                                          --------------

           ILLINOIS  8.0%
  1,475    Bedford Pk, IL Tax Increment Rev 71st &
           Cicero Proj Rfdg.......................... 7.375    01/01/12        1,546,065
    855    Bedford Pk, IL Tax Increment Rev Sr Lien
           Bedford City Square Proj.................. 9.250    02/01/12          877,136
  4,000    Bolingbrook, IL Spl Svc Area Lakewood
           Ridge Proj................................ 7.050    03/01/31        3,955,440
  4,510    Bolingbrook, IL Spl Svc Area No 01-1...... 7.375    07/01/31        4,562,045
  2,000    Carol Stream, IL First Mtg Rev Windsor
           Park Manor Proj Rfdg...................... 7.200    12/01/14        2,019,320
    415    Cary, IL Spl Tax Svc Area No 1 Cambridge
           Ser A..................................... 7.500    03/01/10          433,986
  1,185    Cary, IL Spl Tax Svc Area No 1 Cambridge
           Ser A..................................... 7.625    03/01/30        1,253,908
  5,690    Chicago, IL Midway Arpt Rev Drivers Ser
           229 (FSA Insd) (Variable Rate Coupon)..... 8.794    01/01/18        5,893,417
  1,150    Chicago, IL Neighborhoods Alive 21 Pgm Ser
           A (FGIC Insd)............................. 6.000    01/01/28        1,247,428
  2,500    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
           Amern Airl Inc Proj Ser A................. 8.200    12/01/24        2,514,175
    790    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
           Delta Airl Inc Rfdg....................... 6.450    05/01/18          681,667
  7,500    Chicago, IL O'Hare Intl Arpt Spl United
           Airl Proj Ser A........................... 6.375    11/01/35        4,593,375

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           ILLINOIS (CONTINUED)
$ 6,000    Chicago, IL O'Hare Intl Arpt Spl United
           Airl Proj Ser C Rfdg...................... 6.300%   05/01/16   $    3,522,420
  3,150    Chicago, IL Proj Ser A Rfdg (MBIA Insd)... 5.250    01/01/33        3,155,953
  1,440    Chicago, IL Tax Increment Alloc Read
           Dunning Ser B (ACA Insd).................. 7.250    01/01/14        1,601,770
  1,925    Chicago, IL Tax Increment Alloc Sub Cent
           Loop Redev Ser A (ACA Insd)............... 6.500    12/01/08        2,124,911
  3,000    Chicago, IL Wtr Rev Rfdg (FGIC Insd)...... 5.250    11/01/27        3,003,150
  1,500    Clay Cnty, IL Hosp Rev.................... 5.900    12/01/28        1,292,985
  3,000    Crestwood, IL Tax Increment Rev Rfdg...... 7.250    12/01/08        3,164,280
  3,000    Gilberts, IL Spl Svc Area No 9 Spl Tax Big
           Timber Proj............................... 7.750    03/01/27        3,119,400
  2,500    Godfrey, IL Rev United Methodist Vlg Ser
           A......................................... 5.875    11/15/29        2,020,000
    200    Hodgkins, IL Tax Increment Ser A Rfdg..... 9.500    12/01/09          212,410
  4,000    Hodgkins, IL Tax Increment Ser A Rfdg..... 7.625    12/01/13        4,259,800
  3,250    Hoopeston, IL Hosp Cap Impt Rev Hoopeston
           Cmnty Mem Hosp Rfdg....................... 6.550    11/15/29        2,993,412
  3,360    Huntley, IL Increment Alloc Rev Huntley
           Redev Proj Ser A.......................... 8.500    12/01/15        3,687,264
  4,000    Huntley, IL Spl Svc Area No 10 Ser A...... 6.500    03/01/29        3,936,760
  2,445    Huntley, IL Spl Svc Area No 6............. 6.750    02/01/25        2,454,584
  1,000    Huntley, IL Spl Svc Area No 7............. 6.300    03/01/28          959,680
    500    Illinois Dev Fin Auth Econ Dev Rev Latin
           Sch of Chicago Proj....................... 5.650    08/01/28          488,115
  2,470    Illinois Dev Fin Auth Hlth Fac Rev Cmnty
           Living Options............................ 7.125    03/01/10        2,571,813
  2,000    Illinois Dev Fin Auth Hosp Rev Adventist
           Hlth Sys/Subelt Obl....................... 5.650    11/15/24        1,931,400
    480    Illinois Dev Fin Auth Rev Cmnty Fac Clinic
           Altgeld Proj.............................. 8.000    11/15/06          496,699
  1,750    Illinois Dev Fin Auth Rev Cmnty Fac Clinic
           Altgeld Proj.............................. 8.000    11/15/16        1,837,745
  2,000    Illinois Dev Fin Auth Rev Debt
           Restructure--East Saint Louis............. 7.375    11/15/11        2,230,440
  3,100    Illinois Dev Fin Auth Rev Midwestern Univ
           Ser B..................................... 6.000    05/15/31        3,140,238
  1,000    Illinois Ed Fac Auth Rev Lifelink Corp
           Oblig Group Rfdg.......................... 5.850    02/15/20          871,400
  4,295    Illinois Ed Fac Auth Rev Lifelink Corp
           Oblig Group Rfdg.......................... 5.700    02/15/24        3,516,316

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           ILLINOIS (CONTINUED)
$ 4,500    Illinois Ed Fac Auth Rev Peace Mem
           Ministries Proj........................... 7.500%   08/15/26   $    4,586,850
  2,000    Illinois Hlth Fac Auth Rev Cent Baptist
           Home Proj................................. 7.125    11/15/29        1,939,900
  1,475    Illinois Hlth Fac Auth Rev Covenant
           Retirement Cmnty Ser A.................... 7.600    12/01/12        1,562,880
  3,000    Illinois Hlth Fac Auth Rev Fairview Oblig
           Group Ser A Rfdg.......................... 7.400    08/15/23        3,012,060
  2,250    Illinois Hlth Fac Auth Rev Fairview
           Residence Rockford Ser A.................. 6.500    08/15/29        2,017,395
  3,530    Illinois Hlth Fac Auth Rev Friendship Vlg
           Schaumburg Ser A.......................... 5.250    12/01/18        2,966,859
  4,000    Illinois Hlth Fac Auth Rev Lutheran Home &
           Svc Inc Proj Ser A........................ 7.500    08/15/26        4,083,240
  5,000    Illinois Hlth Fac Auth Rev Lutheran Sr
           Ministries Oblig Ser A.................... 7.375    08/15/31        4,990,200
  2,000    Illinois Hlth Fac Auth Rev OSF Hlthcare
           Sys....................................... 6.250    11/15/29        2,077,260
  3,250    Illinois Hlth Fac Auth Rev Proctor Cmnty
           Hosp Proj................................. 7.500    01/01/11        3,228,615
  2,970    Illinois Hsg Dev Auth Rev Homeowner Mtg
           SubSer D-4................................ 6.050    08/01/31        3,085,177
  8,541    Illinois St Real Estate Lease Ctf (ACA
           Insd)..................................... 8.800    06/15/18        9,738,435
    975    Loves Park, IL Rev Hoosier Care Proj Ser
           A......................................... 7.125    06/01/34          899,886
  4,000    Metropolitan Pier & Exposition McCormick
           Pl Expn Proj (FGIC Insd).................. 5.250    12/15/28        4,001,440
  2,250    Montgomery, IL Spl Assmt Impt Lakewood
           Creek Proj................................ 7.750    03/01/30        2,339,550
    765    Peoria, IL Spl Tax Weaverridge Spl Svc
           Area...................................... 7.625    02/01/08          813,853
  2,050    Peoria, IL Spl Tax Weaverridge Spl Svc
           Area...................................... 8.050    02/01/17        2,220,088
  1,473    Robbins, IL Res Recovery Rev Restructuring
           Proj Ser A (a)............................ 8.375    10/15/16           13,261
    577    Robbins, IL Res Recovery Rev Restructuring
           Proj Ser B (a)............................ 8.375    10/15/16            5,189
    845    Round Lake Beach, IL Tax Increment Rev
           Rfdg...................................... 7.200    12/01/04          876,349
  2,500    Round Lake Beach, IL Tax Increment Rev
           Rfdg...................................... 7.500    12/01/13        2,606,250
  2,525    Saint Charles, IL Indl Dev Rev Tri-City
           Ctr Proj.................................. 7.500    11/01/13        2,548,962

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           ILLINOIS (CONTINUED)
$ 3,780    Saint Charles, IL Multi-Family Hsg Rev
           Bonds Wessel Court Proj................... 7.600%   04/01/24   $    3,817,082
  1,975    Saint Charles, IL Spl Svc Area No 21...... 6.625    03/01/28        1,936,231
                                                                          --------------
                                                                             153,537,919
                                                                          --------------
           INDIANA  1.7%
  1,500    Anderson Indl Econ Dev Rev Anderson Univ
           Proj...................................... 6.375    10/01/26        1,510,725
    398    Carmel, IN Retirement Rental Hsg Rev
           Beverly Enterprises Inc Proj Rfdg......... 8.750    12/01/08          415,707
  1,100    Crawfordsville, IN Redev Cmnty Dist Tax
           Increment Rev............................. 7.350    02/01/17        1,129,040
  1,345    Delaware Cnty, IN Redev Dist Tax Increment
           Rev....................................... 6.875    02/01/18        1,352,371
  3,500    Indiana Hlth Fac Auth Cmnty Hartsfield Vlg
           Proj Ser A................................ 6.375    08/15/27        3,299,800
    750    Indiana Hlth Fac Auth Saint Anthony
           Home...................................... 7.000    05/15/17          750,067
  1,000    Indiana Hlth Fac Auth Saint Anthony
           Home...................................... 7.250    05/15/24        1,001,040
  2,455    Indiana Hlth Fac Fin Auth Rev Hoosier Care
           Proj Ser A................................ 7.125    06/01/34        2,268,297
  2,865    Indiana Hlth Fac Fin Auth Rev Metro
           Hlth/IN Inc Proj.......................... 6.300    12/01/23        2,007,248
  3,000    Indiana Hlth Fac Fin Auth Rev Metro
           Hlth/IN Inc Proj.......................... 6.400    12/01/33        2,099,610
 10,770    Indianapolis, IN Arpt Auth Rev Spl Fac
           United Airl Proj Ser A.................... 6.500    11/15/31        6,811,810
    175    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B.......................   *      12/30/10           88,441
    135    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B.......................   *      12/30/11           63,200
    130    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B.......................   *      12/30/12           56,377
    130    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B.......................   *      12/30/13           52,224
    125    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B.......................   *      12/30/14           46,516
    125    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B.......................   *      12/30/15           43,089
    125    Saint Joseph Cnty, IN Redev Dist Tax
           Increment Rev Ser B.......................   *      12/30/16           39,916
    750    South Bend, IN Econ Dev Rev Ser A......... 6.250    11/15/29          651,847

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           INDIANA (CONTINUED)
$   155    Valparaiso, IN Econ Dev Rev First Mtg
           Whispering Pines Ctr...................... 7.300%   01/01/02   $      155,067
    980    Valparaiso, IN Econ Dev Rev First Mtg
           Whispering Pines Ctr...................... 7.500    01/01/07          996,689
  1,405    Valparaiso, IN Econ Dev Rev First Mtg
           Whispering Pines Ctr...................... 7.750    01/01/12        1,448,105
  2,045    Valparaiso, IN Econ Dev Rev First Mtg
           Whispering Pines Ctr...................... 8.000    01/01/17        2,124,878
    400    Wells Cnty, IN Hosp Auth Rev Caylor Nickel
           Med Ctr Inc Rfdg (Escrowed to Maturity)... 8.500    04/15/03          431,968
  3,600    Wells Cnty, IN Hosp Auth Rev Caylor Nickel
           Med Ctr Inc Rfdg (Prerefunded @
           4/15/03).................................. 8.750    04/15/12        4,003,812
                                                                          --------------
                                                                              32,847,844
                                                                          --------------
           IOWA  0.6%
  1,000    Bremer Cnty, IA Hlthcare & Residential Fac
           Rev Proj Rfdg............................. 7.250    11/15/29        1,016,230
  1,500    Cedar Rapids, IA Rev First Mtg Cottage
           Grove Ser A Rfdg.......................... 5.875    07/01/28        1,080,045
  3,000    Iowa Fin Auth Cmnty Provider Rev Boys &
           Girls Home Family Proj (ACA Insd) (e)..... 6.250    12/01/28        3,096,780
  2,770    Iowa Fin Auth Multi-Family Rev Hsg Pk West
           Proj Rfdg................................. 8.000    10/01/23        2,792,437
  2,265    Iowa Fin Auth Retirement Fac Presbyterian
           Homes Mill Pond........................... 6.000    10/01/33        1,954,423
  1,000    Scott Cnty, IA Rev Ridgecrest Vlg Proj Ser
           A......................................... 7.250    11/15/26          998,810
                                                                          --------------
                                                                              10,938,725
                                                                          --------------
           KANSAS  0.7%
  1,000    Lawrence, KS Coml Dev Rev Holiday Inn Sr
           Ser A Rfdg................................ 8.000    07/01/16        1,024,240
  2,000    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg
           Ser B..................................... 6.250    05/15/26        1,842,960
  3,000    Manhattan, KS Coml Dev Rev Holiday Inn Ser
           A Rfdg.................................... 8.000    07/01/16        3,085,620
  1,150    Olathe, KS Sr Living Fac Rev Aberdeen Vlg
           Inc Ser A................................. 8.000    05/15/30        1,172,344

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           KANSAS (CONTINUED)
$ 3,000    Overland Pk, KS Dev Corp First Tier
           Overland Park Ser A....................... 7.375%   01/01/32   $    3,097,680
  3,125    Shawnee Cnty, KS Rev United Methodist
           Homes Inc Ser A Rfdg...................... 6.125    11/15/19        2,684,875
                                                                          --------------
                                                                              12,907,719
                                                                          --------------
           KENTUCKY  0.7%
  2,100    Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac
           Delta Airl Proj Ser A..................... 7.500    02/01/12        2,063,754
  3,000    Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac
           Delta Airl Proj Ser A..................... 7.500    02/01/20        2,924,220
    750    Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac
           Delta Airl Proj Ser A..................... 7.125    02/01/21          706,327
  1,000    Kenton Cnty, KY Arpt Brd Spl Mesaba
           Aviation Inc Proj Ser A................... 6.625    07/01/19          938,250
  2,000    Kenton Cnty, KY Arpt Brd Spl Mesaba
           Aviation Inc Proj Ser A................... 6.700    07/01/29        1,848,420
  2,000    Louisville & Jefferson Cntys, KY Ser A
           (FSA Insd)................................ 5.250    07/01/31        1,971,820
  3,500    Newport, KY Pub Pptys Corp Rev First Mtg
           Pub Pkg & Plaza Ser A-1................... 8.500    01/01/27        3,429,300
                                                                          --------------
                                                                              13,882,091
                                                                          --------------
           LOUISIANA  1.5%
  4,245    Hodge, LA Util Rev........................ 9.000    03/01/10        4,263,338
    840    Iberia Parish, LA Hosp Svc Dist No 1 Hosp
           Rev....................................... 7.500    05/26/06          870,694
  2,000    Iberia Parish, LA Hosp Svc Dist No 1 Hosp
           Rev....................................... 8.000    05/26/16        2,074,140
  2,500    Lake Charles, LA Harbor & Terminal Dist
           Port Fac Rev Trunkline Lng Co Rfdg........ 7.750    08/15/22        2,652,400
    200    Louisiana Hsg Fin Agy Rev Multi-Family Hsg
           Plantation Ser A (f)...................... 7.200    01/01/06          130,000
  4,675    Louisiana Hsg Fin Agy Rev Multi-Family Hsg
           Plantation Ser A (f)...................... 7.125    01/01/28        3,038,750
  2,815    Louisiana Loc Govt Environment Fac
           Hlthcare Saint James Place Ser A Rfdg..... 8.000    11/01/25        2,927,938
  4,000    Louisiana Loc Govt Environment Fac
           Hlthcare Saint James Place Ser A Rfdg
           (e)....................................... 8.000    11/01/29        4,160,480
  2,365    Louisiana Pub Fac Auth Hosp Rev Pendelton
           Mem....................................... 6.750    06/01/22        1,986,411
    490    Louisiana Pub Fac Auth Rev Indl Dev
           Beverly Enterprises Inc Rfdg.............. 8.250    09/01/08          508,140

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           LOUISIANA (CONTINUED)
$ 1,000    Louisiana Pub Fac Auth Rev Progressive
           Hlthcare.................................. 6.375%   10/01/20   $      809,150
  1,000    Louisiana Pub Fac Auth Rev Progressive
           Hlthcare.................................. 6.375    10/01/28          772,370
    900    Port New Orleans, LA Indl Dev Rev Avondale
           Inds Inc Proj Rfdg........................ 8.250    06/01/04          926,559
  2,000    Saint Tammany, LA Pub Trust Fin Auth Rev
           Christwood Proj Rfdg...................... 5.700    11/15/28        1,701,520
    500    West Feliciana Parish, LA Pollutn Ctl Rev
           Gulf States Util Co Proj Ser A............ 7.500    05/01/15          519,295
  1,000    West Feliciana Parish, LA Pollutn Ctl Rev
           Gulf States Util Co Proj Ser B............ 9.000    05/01/15        1,028,080
                                                                          --------------
                                                                              28,369,265
                                                                          --------------
           MAINE  0.2%
  2,000    Maine Hlth & Higher Ed Fac Piper Shores
           Ser A..................................... 7.550    01/01/29        2,033,700
  1,500    Maine Vets Homes ME Rev................... 7.750    10/01/20        1,577,055
                                                                          --------------
                                                                               3,610,755
                                                                          --------------
           MARYLAND  1.8%
  1,250    Anne Arundel Cnty, MD Spl Oblig Arundel
           Mills Proj................................ 7.100    07/01/29        1,337,287
  2,000    Anne Arundel Cnty, MD Spl Tax Farmington
           Vlg Proj Ser A............................ 6.250    06/01/25        1,981,760
  2,500    Baltimore Cnty, MD Mtg Rev Shelter Elder
           Care Ser A................................ 7.250    11/01/29        2,360,500
  1,750    Baltimore Cnty, MD Nursing Fac Eastpoint
           Rehab & Nursing Ctr Ser A (f)............. 6.750    04/01/28          848,750
  1,500    Frederick Cnty, MD Spl Oblig Urbana Cmnty
           Dev Auth.................................. 6.625    07/01/25        1,526,670
  1,000    Howard Cnty, MD Retirement Ser A.......... 7.250    05/15/15        1,010,020
  2,500    Howard Cnty, MD Retirement Ser A.......... 7.875    05/15/21        2,636,025
  2,000    Maryland St Cmnty Dev Admin Residential
           Ser B..................................... 5.450    09/01/32        2,013,940
  2,000    Maryland St Econ Dev Corp Afco Cargo BWI
           II LLC Proj............................... 6.500    07/01/24        1,789,680
  2,000    Maryland St Hlth & Higher Collington
           Episcopal................................. 6.750    04/01/23        2,014,400
 10,000    Maryland St Hlth & Higher Ed Johns Hopkins
           Univ Ser B Rfdg (c)....................... 5.000    07/01/41        9,688,100
    965    Montgomery Cnty, MD Econ Dev Rev Editorial
           Proj In Ed Ser A, 144A (b)................ 6.250    09/01/08          946,713

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           MARYLAND (CONTINUED)
$ 3,730    Montgomery Cnty, MD Econ Dev Rev Editorial
           Proj In Ed Ser A, 144A (b)................ 6.400%   09/01/28   $    3,451,630
  3,000    Prince Georges Cnty, MD Spl Oblig Spl
           Assmt Woodview Ser A...................... 8.000    07/01/26        3,346,080
                                                                          --------------
                                                                              34,951,555
                                                                          --------------
           MASSACHUSETTS  7.3%
  1,620    Boston, MA Indl Dev Fin Auth First Mtg
           Springhouse Inc Rfdg...................... 5.875    07/01/18        1,404,119
  4,500    Boston, MA Indl Dev Fin Auth First Mtg
           Springhouse Inc Rfdg...................... 6.000    07/01/28        3,780,720
  1,500    Massachusetts St Dev Fin Agy Briarwood Ser
           B......................................... 8.000    12/01/18        1,530,750
  2,500    Massachusetts St Dev Fin Agy Briarwood Ser
           B......................................... 8.000    12/01/22        2,515,300
  4,800    Massachusetts St Dev Fin Agy Developmental
           Disabilities Inc.......................... 8.000    06/01/20        5,193,744
  5,355    Massachusetts St Dev Fin Agy New England
           Ctr For Children.......................... 6.000    11/01/19        4,617,027
  1,025    Massachusetts St Dev Fin Agy Rev Boston
           Architectural Ctr (ACA Insd).............. 6.100    09/01/18        1,078,269
  1,445    Massachusetts St Dev Fin Agy Rev Boston
           Architectural Ctr (ACA Insd).............. 6.250    09/01/28        1,519,013
  1,340    Massachusetts St Dev Fin Agy Rev Gtr Lynn
           Mental Hlth Ser B, 144A (b)............... 6.375    06/01/18        1,196,312
    970    Massachusetts St Dev Fin Agy Rev Gtr Lynn
           Mental Hlth, 144A (b)..................... 7.750    06/01/18          979,108
  3,945    Massachusetts St Dev Fin Agy Rev Hillcrest
           Ed Ctr Inc................................ 6.375    07/01/29        3,813,237
  5,000    Massachusetts St Dev Fin Agy Rev Hlthcare
           Fac Alliance Ser A........................ 7.100    07/01/32        4,860,000
  2,380    Massachusetts St Dev Fin Agy Rev Lexington
           Montessori Sch Issue...................... 6.625    08/01/29        2,450,210
    715    Massachusetts St Dev Fin Agy Rev Mchsp
           Human Svc Providers Ser A................. 7.500    07/01/10          738,180
  1,000    Massachusetts St Dev Fin Agy Rev Mchsp
           Human Svc Providers Ser A................. 6.750    07/01/18          914,380
  1,025    Massachusetts St Dev Fin Agy Rev Mchsp
           Human Svc Providers Ser A................. 8.000    07/01/20        1,036,275
  2,470    Massachusetts St Dev Fin Agy Rev Mchsp
           Human Svc Providers Ser C................. 7.750    07/01/30        2,516,115

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           MASSACHUSETTS (CONTINUED)
$ 3,090    Massachusetts St Dev Fin Agy Rev Whitney
           Academy Issue............................. 7.500%   09/01/30   $    3,087,652
  3,000    Massachusetts St Hlth & Ed Christopher
           House Ser A Rfdg.......................... 6.875    01/01/29        2,829,960
  1,375    Massachusetts St Hlth & Ed Fac Auth Rev
           Indpt Living Ser A (Prerefunded @
           07/01/03)................................. 8.100    07/01/18        1,517,725
  2,000    Massachusetts St Hlth & Ed Partners
           Hlthcare Sys Ser C........................ 5.750    07/01/32        2,035,280
  2,950    Massachusetts St Hlth & Ed Saint Mem Med
           Ctr Ser A................................. 6.000    10/01/23        2,542,694
  2,500    Massachusetts St Hlth Ed Boston College
           Issue Ser L............................... 4.750    06/01/31        2,318,100
  7,000    Massachusetts St Indl Fin Agy Assisted
           Living Fac Rev............................ 8.000    09/01/27        7,585,200
  4,220    Massachusetts St Indl Fin Agy Assisted
           Living Fac Rev............................ 7.500    12/01/27        4,389,138
    920    Massachusetts St Indl Fin Agy First Mtg
           GF/Pilgrim Inc Proj....................... 6.500    10/01/15          833,069
  2,000    Massachusetts St Indl Fin Agy First Mtg
           GF/Pilgrim Inc Proj....................... 6.750    10/01/28        1,762,000
  2,850    Massachusetts St Indl Fin Agy Hillcrest Ed
           Ctr Inc Proj (Prerefunded @ 07/01/05)..... 8.450    07/01/18        3,352,626
  4,000    Massachusetts St Indl Fin Agy Hlthcare Fac
           Rev Metro Hlth Fndtn Inc Proj Ser A....... 6.750    12/01/27        3,684,520
    975    Massachusetts St Indl Fin Agy HMEA
           Issue..................................... 7.000    09/01/12          946,764
    275    Massachusetts St Indl Fin Agy Indl Rev
           Beverly Enterprises Inc/Gloucester &
           Lexington Proj Rfdg....................... 8.000    05/01/02          276,240
    800    Massachusetts St Indl Fin Agy Indl Rev
           Beverly Enterprises Inc/Gloucester &
           Lexington Proj Rfdg....................... 8.375    05/01/09          827,584
    435    Massachusetts St Indl Fin Agy Rev Dimmock
           Cmnty Hlth Ctr............................ 8.000    12/01/06          455,515
  1,000    Massachusetts St Indl Fin Agy Rev Dimmock
           Cmnty Hlth Ctr............................ 8.375    12/01/13        1,095,300
  3,000    Massachusetts St Indl Fin Agy Rev Dimmock
           Cmnty Hlth Ctr............................ 8.500    12/01/20        3,287,070
  2,555    Massachusetts St Indl Fin Agy Rev East
           Boston Neighborhood Proj.................. 7.500    07/01/16        2,558,679
  2,560    Massachusetts St Indl Fin Agy Rev East
           Boston Neighborhood Proj.................. 7.625    07/01/26        2,516,813

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           MASSACHUSETTS (CONTINUED)
$   545    Massachusetts St Indl Fin Agy Rev
           Evergreen Ctr Inc......................... 8.000%   11/01/06   $      569,144
  1,230    Massachusetts St Indl Fin Agy Rev
           Evergreen Ctr Inc......................... 8.375    11/01/13        1,364,870
  2,165    Massachusetts St Indl Fin Agy Rev
           Evergreen Ctr Inc......................... 8.500    11/01/20        2,421,899
  3,500    Massachusetts St Indl Fin Agy Rev
           Evergreen Ctr Inc, 144A (b)............... 9.250    11/01/11        3,575,250
  1,005    Massachusetts St Indl Fin Agy Rev First
           Mtg Evanswood Bethzatha Ser A Rfdg (a).... 7.400    01/15/09          570,036
  2,000    Massachusetts St Indl Fin Agy Rev First
           Mtg Evanswood Bethzatha Ser A Rfdg (a).... 7.625    01/15/14        1,110,680
  2,000    Massachusetts St Indl Fin Agy Rev First
           Mtg Evanswood Bethzatha Ser A Rfdg (a).... 7.875    01/15/20        1,100,540
 11,035    Massachusetts St Indl Fin Agy Rev First
           Mtg Reeds Landing Proj (g)................ 7.100    10/01/28       10,674,597
  1,700    Massachusetts St Indl Fin Agy Rev First
           Mtg Stone Institute & Newton.............. 7.700    01/01/14        1,761,404
  1,595    Massachusetts St Indl Fin Agy Rev
           Glenmeadow Retirement Cmnty Ser C
           (Prerefunded @ 02/15/06).................. 8.250    02/15/08        1,791,233
  1,000    Massachusetts St Indl Fin Agy Rev
           Glenmeadow Retirement Cmnty Ser C
           (Prerefunded @ 02/15/06).................. 8.625    02/15/26        1,207,090
  2,320    Massachusetts St Indl Fin Agy Rev Gtr Lynn
           Mental Hlth, 144A (b)..................... 6.200    06/01/08        2,212,282
  6,000    Massachusetts St Indl Fin Agy Rev Gtr Lynn
           Mental Hlth, 144A (b)..................... 6.375    06/01/18        5,419,440
    615    Massachusetts St Indl Fin Agy Rev
           Hillcrest Ed Ctr Inc Proj (Escrowed to
           Maturity)................................. 8.000    07/01/05          709,163
  3,380    Massachusetts St Indl Fin Agy Rev JRC
           Assisted Living........................... 7.500    07/01/26        3,407,513
  2,600    Massachusetts St Indl Fin Agy Rev
           Montserrat College Art Issue Ser A........ 7.000    12/01/27        2,656,498
  2,000    Massachusetts St Indl Fin Agy Rev Sr
           Living Fac Forge Hill Proj................ 6.750    04/01/30        1,743,000

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           MASSACHUSETTS (CONTINUED)
$ 5,000    Massachusetts St Tpk Auth Met Sub Ser A
           (AMBAC Insd).............................. 5.000%   01/01/39   $    4,784,750
  5,500    Massachusetts St Tpk Auth Ser A (MBIA
           Insd)..................................... 5.000    01/01/37        5,267,625
                                                                          --------------
                                                                             140,391,702
                                                                          --------------
           MICHIGAN  2.3%
  2,005    Concord Academy Atrm MI................... 8.000    08/01/31        1,935,447
    965    Detroit, MI Loc Dev Fin Auth Tax Increment
           Sr Ser B, 144A (b)........................ 6.700    05/01/21          976,889
  3,335    Detroit, MI Loc Dev Fin Auth Tax Increment
           Sub Ser C................................. 6.850    05/01/21        3,383,824
     95    George Washington Carver, MI Pub.......... 8.000    09/01/17           94,855
  1,975    George Washington Carver, MI Pub.......... 8.125    09/01/30        1,975,830
  1,590    Grand Blanc Academy, MI Ctf Part.......... 7.750    02/01/30        1,612,244
  3,000    Kalamazoo, MI Econ Dev Corp Rev Econ Dev
           Heritage Ser A (e)........................ 7.250    05/15/25        2,979,810
  2,090    Landmark Academy MI Pub Sch............... 8.375    06/01/31        2,099,154
  2,390    Meridian, MI Econ Dev Corp First Mtg
           Burcham Hills Ser A Rfdg.................. 7.500    07/01/13        2,472,312
  3,430    Meridian, MI Econ Dev Corp First Mtg
           Burcham Hills Ser A Rfdg.................. 7.750    07/01/19        3,565,416
  1,000    Michigan St Hosp Fin Auth Rev Ascension
           Hlth Credit Ser A......................... 6.125    11/15/26        1,053,470
  1,500    Michigan St Hosp Fin Auth Rev Hosp Genesys
           Hlth Sys Ser A Rfdg (Prerefunded @
           10/01/05)................................. 8.100    10/01/13        1,785,660
  1,530    Michigan St Hosp Fin Auth Rev Hosp Pontiac
           Osteopathic Ser A Rfdg.................... 6.000    02/01/14        1,478,638
  3,000    Michigan St Hosp Fin Auth Rev Hosp Pontiac
           Osteopathic Ser A Rfdg.................... 6.000    02/01/24        2,711,040
  3,000    Michigan St Strategic Fd Detroit Edison
           Pollutn Ctl Ser B Rfdg.................... 5.650    09/01/29        2,981,820
  1,199    Michigan St Strategic Fd Ltd Oblig Rev
           Great Lakes Pulp & Fiber Proj (a) (h)..... 8.000    12/01/27          227,739
  4,000    Michigan St Strategic Fd Solid Genesee Pwr
           Sta Proj Rfdg............................. 7.500    01/01/21        3,922,600
  3,800    Michigan St Trunk Line Ser A Rfdg (MBIA
           Insd)..................................... 4.750    11/01/20        3,584,578

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           MICHIGAN (CONTINUED)
$ 4,500    Wayne Charter Cnty, MI Arpt Rev Detroit
           Metro Wayne Cnty Ser A (MBIA Insd)........ 5.000%   12/01/28   $    4,279,455
  2,000    Wayne Charter Cnty, MI Spl Ar Arpt Rev.... 6.750    12/01/15        1,611,560
                                                                          --------------
                                                                              44,732,341
                                                                          --------------
           MINNESOTA  2.9%
  5,000    Aitkin, MN Hlth Fac Rev Riverwood Hlthcare
           Ctr Proj.................................. 7.750    02/01/31        5,025,100
  1,750    Albertville, MN Multi-Family Rev Hsg
           Cottages Albertville Proj Ser A........... 6.750    09/01/29        1,747,568
  1,020    Austin, MN Multi-Family Rev Hsg Cedars of
           Austin Proj Rfdg.......................... 7.500    04/01/17        1,037,513
  2,000    Austin, MN Multi-Family Rev Hsg Cedars of
           Austin Proj Rfdg.......................... 7.500    04/01/18        2,034,340
  1,955    Brooklyn Ctr, MN Multi-Family Hsg Rev Four
           Courts Apt Proj Ser A Rfdg................ 7.400    12/01/15        1,961,979
  1,220    Brooklyn Ctr, MN Multi-Family Hsg Rev Four
           Courts Apt Proj Ser A Rfdg................ 7.500    06/01/25        1,225,429
  1,460    Cambridge, MN Hsg & Hlthcare Fac Rev
           Grandview West Proj Ser A................. 6.000    10/01/28        1,224,385
  1,495    Cambridge, MN Hsg & Hlthcare Fac Rev
           Grandview West Proj Ser B................. 6.000    10/01/33        1,241,523
  1,375    Carlton, MN Hlth & Hsg Fac Inter-Faith
           Social Svc Inc Proj....................... 7.500    04/01/19        1,427,869
  1,250    Carlton, MN Hlth & Hsg Fac Inter-Faith
           Social Svc Inc Proj....................... 7.750    04/01/29        1,311,413
    750    Chicago City, MN Hlth Fac Rev Part
           Pleasant Heights Proj Ser A Rfdg.......... 7.300    07/01/25          762,780
  2,700    Dakota Cnty, MN Hsg & Redev............... 6.250    05/01/29        2,532,195
  2,500    Glencoe, MN Hlthcare Fac Glencoe Regl Hlth
           Svc Proj.................................. 7.500    04/01/31        2,582,525
  1,200    Maplewood, MN Hlthcare Fac Rev VOA Care
           Ctr Proj.................................. 7.450    10/01/16        1,222,152
  5,500    Minneapolis & Saint Paul, MN Met Northwest
           Airl Proj Ser A........................... 7.000    04/01/25        4,293,300
  1,000    Minneapolis, MN Hlthcare Fac Rev Ebenezer
           Society Proj Ser A........................ 7.200    07/01/23          981,680
  1,000    Minneapolis, MN Hlthcare Fac Rev Saint
           Olaf Residence Inc Proj................... 7.100    10/01/23          942,920
    350    Minneapolis, MN Multi-Family Rev Hsg
           Belmont Apt Proj.......................... 7.250    11/01/16          352,611

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           MINNESOTA (CONTINUED)
$ 1,320    Minneapolis, MN Multi-Family Rev Hsg
           Belmont Apt Proj.......................... 7.625%   11/01/27   $    1,334,322
  2,000    Minnesota Agric & Econ Devevangelical
           Luthern Proj.............................. 6.625    08/01/25        2,125,600
  3,040    New Brighton, MN Rental Hsg Rev Polynesian
           Vlg Apt Proj Ser A Rfdg................... 7.500    10/01/17        3,094,142
    565    New Hope, MN Multi-Family Rev Hsg Broadway
           Lanel Proj Rfdg........................... 7.750    09/01/07          579,989
  2,320    New Hope, MN Multi-Family Rev Hsg Broadway
           Lanel Proj Rfdg........................... 8.000    09/01/18        2,380,459
    680    North Saint Paul, MN Multi-Family Rev Hsg
           Cottages North Saint Paul Rfdg............ 9.000    02/01/09          698,006
  2,220    North Saint Paul, MN Multi-Family Rev Hsg
           Cottages North Saint Paul Rfdg............ 9.250    02/01/22        2,280,983
  1,000    Northfield, MN Hlthcare Fac Rev Three
           Links Care Ctr Proj....................... 5.875    04/01/29          871,850
  2,825    Saint Louis Park, MN Rev Roitenberg Family
           Asstd Liv Ser A........................... 6.750    08/15/21        2,806,383
  4,035    Saint Paul, MN Hsg & Redev Model Cities
           Hlth Ctr Ser A............................ 7.250    11/01/26        3,957,246
  1,000    Saint Paul, MN Port Auth Hotel Fac Rev
           Radisson Kellogg Proj Ser 2............... 7.375    08/01/29          965,510
  2,000    Spring Lake Park, MN Multi-Family Hsg
           Cottages Spring Lake Rfdg (LOC: Zapp Natl
           Bank Saint Cloud)......................... 8.375    01/01/22        2,009,140
                                                                          --------------
                                                                              55,010,912
                                                                          --------------
           MISSISSIPPI  0.5%
  5,585    Mississippi Bus Fin Corp MS Pollutn Ctl
           Rev Sys Energy Res Inc Proj............... 5.875    04/01/22        5,477,377
  2,000    Mississippi Dev Bank Spl Oblig Diamond
           Lakes Utils Ser A Rfdg.................... 6.250    12/01/17        1,952,640
  2,640    Ridgeland, MS Urban Renewal Rev The
           Orchard Ltd Proj Ser A Rfdg............... 7.750    12/01/15        2,745,996
                                                                          --------------
                                                                              10,176,013
                                                                          --------------
           MISSOURI  2.6%
  3,000    Bridgeton, MO Indl Dev Auth Sr Hsg Rev
           Sarah Cmnty Proj.......................... 5.900    05/01/28        2,576,190
  2,755    Ellisville, MO Indl Dev Auth Rev Impt
           Gambrill Gardens Proj Rfdg................ 6.200    06/01/29        2,371,642
  1,000    Fenton, MO Tax Increment Rev Impt Gravious
           Bluffs Rfdg............................... 7.000    10/01/21        1,050,650

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           MISSOURI (CONTINUED)
$   870    Ferguson, MO Tax Increment Rev Crossings
           at Halls Ferry Proj....................... 7.250%   04/01/07   $      904,548
  2,000    Ferguson, MO Tax Increment Rev Crossings
           at Halls Ferry Proj....................... 7.625    04/01/17        2,137,800
    991    Ferguson, MO Tax Increment Rev Crossings
           at Halls Ferry Proj....................... 7.625    04/01/18        1,057,427
  3,610    Good Shepard Nursing Home Dist MO Nursing
           Home Fac Rev Rfdg......................... 5.900    08/15/23        3,213,766
  2,445    Jefferson Cnty, MO Indl Dev Auth Indl Rev
           Cedars Hlthcare Ctr Proj Ser A Rfdg....... 8.250    12/01/15        2,379,376
  2,750    Jefferson Cnty, MO Jr College Dist Student
           Hsg Sys Rev Jefferson College............. 7.250    07/01/31        2,763,640
    505    Kansas City, MO Indl Dev Auth Multi-Family
           Hsg Rev Walnut Grove Apt Proj Ser B....... 7.550    06/15/12          510,090
    990    Kansas City, MO Indl Dev Auth Multi-Family
           Hsg Rev Walnut Grove Apt Proj Ser B....... 7.550    06/15/22        1,001,217
  3,430    Kansas City, MO Indl Dev Auth Multi-Family
           Hsg Rev Walnut Grove Apt Proj Ser B....... 7.550    06/15/35        3,468,862
  2,950    Kansas City, MO Multi-Family Hsg Rev Vlg
           Green Apt Proj............................ 6.250    04/01/30        2,708,985
    375    Missouri St Hlth & Ed Fac Auth Hlth Fac
           Rev Bethesda Ser A (Prerefunded @
           08/15/04)................................. 7.500    08/15/12          425,951
    700    Missouri St Hlth & Ed Fac Auth Hlth Fac
           Rev Bethesda Ser A (Prerefunded @
           08/15/04)................................. 7.500    08/15/12          793,926
  5,000    Nevada, MO Hosp Rev Nevada Regl Med Ctr... 6.750    10/01/31        4,831,600
  3,000    Perry Cnty, MO Nursing Home Rev Rfdg...... 5.900    03/01/28        2,469,870
  1,000    Saint Louis, MO Indl Dev Auth Rev Sr Lien
           Saint Louis Convention Ser A.............. 6.875    12/15/20        1,035,560
  2,000    Saint Louis, MO Indl Dev Auth Rev Sr Lien
           Saint Louis Convention Ser A.............. 7.200    12/15/28        2,105,780
  1,435    Saint Louis, MO Tax Increment Rev Scullin
           Redev Area Ser A..........................10.000    08/01/10        1,748,705
  3,325    Saline Cnty, MO Indl Dev Auth Hlth Fac Rev
           John Fitzgibbon Mem Hosp Inc.............. 6.500    12/01/28        3,190,936
  4,885    Three Riv Jr College Dist MO Cmnty College
           (c)....................................... 7.000    09/01/31        4,559,415
  3,600    Valley Park, MO Indl Dev Auth Sr Hsg Rev
           Cape Albeon Proj.......................... 6.150    12/01/33        3,101,796
                                                                          --------------
                                                                              50,407,732
                                                                          --------------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           MONTANA  0.1%
$ 2,825    Montana St Brd Invt Res Recovery Rev
           Yellowstone Energy L P Proj............... 7.000%   12/31/19   $    2,611,967
                                                                          --------------

           NEVADA  1.1%
  1,000    Boulder City, NV Hosp Rev Boulder City
           Hosp Inc Proj Rfdg........................ 5.850    01/01/22          841,880
  3,920    Clark Cnty, NV Assisted Living Homestead
           Boulder City Proj......................... 6.500    12/01/27        3,519,415
  1,000    Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj
           Ser A..................................... 5.600    10/01/30          897,630
  2,000    Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj
           Ser A..................................... 5.900    11/01/32        1,883,800
  3,500    Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj
           Ser B Rfdg................................ 5.900    10/01/30        3,301,305
  2,000    Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj
           Ser C Rfdg................................ 5.500    10/01/30        1,810,360
  5,000    Director St NV Dept Bus & Indl Las Vegas
           Monorail Proj (AMBAC Insd)................ 5.375    01/01/40        5,038,850
  2,000    Henderson, NV............................. 5.500    04/01/20        2,070,800
    775    Las Vegas, NV Spl Impt Dist No 505 Elkhorn
           Springs................................... 8.000    09/15/13          811,549
    640    Nevada St Dept Commerce Hlth Fac Rev
           Washoe Convalescent Ctr Proj Rfdg......... 8.125    06/01/03          640,378
                                                                          --------------
                                                                              20,815,967
                                                                          --------------
           NEW HAMPSHIRE  2.2%
  4,845    New Hampshire Higher Ed & Hlth Daniel
           Webster College Issue..................... 6.300    07/01/29        4,579,736
    435    New Hampshire Higher Ed & Hlth Fac Auth
           Rev Colby-Sawyer College Issue............ 7.200    06/01/12          464,006
  2,565    New Hampshire Higher Ed & Hlth Fac Auth
           Rev Colby-Sawyer College Issue............ 7.500    06/01/26        2,697,200
    670    New Hampshire Higher Ed & Hlth Fac Auth
           Rev First Mtg Odd Fellows Home Rfdg....... 8.000    06/01/04          683,072
  2,000    New Hampshire Higher Ed & Hlth Fac Auth
           Rev First Mtg Odd Fellows Home Rfdg....... 9.000    06/01/14        2,267,880
  1,000    New Hampshire Higher Ed & Hlth Fac Auth
           Rev Havenwood-Heritage Heights............ 7.350    01/01/18        1,017,510
  4,825    New Hampshire Higher Ed & Hlth Fac Auth
           Rev Havenwood-Heritage Heights............ 7.450    01/01/25        4,890,234
  2,215    New Hampshire Higher Ed & Hlth Fac Auth
           Rev Hlthcare Visiting Nurse, 144A (b)..... 7.250    09/01/23        2,264,062

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           NEW HAMPSHIRE (CONTINUED)
$ 2,000    New Hampshire Higher Ed & Hlth Fac Auth
           Rev New England College................... 6.125%   03/01/19   $    1,904,740
  1,665    New Hampshire Higher Ed & Hlth Fac Auth
           Rev New London Hosp Assn Proj............. 7.500    06/01/05        1,775,889
  1,000    New Hampshire Higher Ed & Hlth Fac Auth
           Rev Riverwoods at Exeter Ser A............ 6.500    03/01/23          908,150
  3,240    New Hampshire Higher Ed & Hlth Fac Auth
           Rev Vly Regl Hosp, 144A (b)............... 7.350    04/01/23        3,253,154
  1,000    New Hampshire Hlth & Ed Fac Auth Rev NH
           College Issue............................. 7.500    01/01/31        1,055,360
  6,315    New Hampshire Hlth & Ed Fac Daniel Webster
           College Issue............................. 7.500    07/01/31        6,251,408
  3,570    New Hampshire St Business Fin Auth Elec
           Fac Rev Plymouth Cogeneration............. 7.750    06/01/14        3,628,976
  3,000    New Hampshire St Business Fin Auth Rev
           Alice Peck Day Hlth Systems Ser A Rfdg.... 7.000    10/01/29        2,872,470
    865    New Hampshire St Hsg Fin Auth Single
           Family Rev Mtg Acquisition Ser G.......... 6.300    01/01/26          894,324
  1,200    New Hampshire St Hsg Fin Auth Single
           Family Rev Ser D.......................... 5.900    07/01/28        1,227,624
                                                                          --------------
                                                                              42,635,795
                                                                          --------------
           NEW JERSEY  4.1%
  4,990    Camden Cnty, NJ Impt Auth Lease Rev
           Dockside Refrig (a)....................... 8.400    04/01/24        4,590,800
  4,500    Camden Cnty, NJ Impt Auth Lease Rev Kaighn
           PT Marine Term Ser A (a).................. 8.000    06/01/27        2,187,000
    500    New Jersey Econ Dev Auth Econ Dev Rev
           Green Acres Manor Inc Ser A Rfdg.......... 8.000    01/01/09          505,615
  1,000    New Jersey Econ Dev Auth Econ Dev Rev
           Green Acres Manor Inc Ser A Rfdg.......... 8.250    01/01/17        1,013,800
    210    New Jersey Econ Dev Auth Econ Dev Rev
           ZirbSer Greenbriar Inc Ser A Rfdg
           (Escrowed to Maturity).................... 7.375    07/15/03          224,986
    915    New Jersey Econ Dev Auth Econ Dev Rev
           ZirbSer Greenbriar Inc Ser A Rfdg
           (Prerefunded @ 07/15/03).................. 7.750    07/15/08        1,003,023
    250    New Jersey Econ Dev Auth First Mtg Cranes
           Mill Ser A................................ 7.000    02/01/10          256,495
  1,500    New Jersey Econ Dev Auth First Mtg Cranes
           Mill Ser A................................ 7.375    02/01/17        1,532,775

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           NEW JERSEY (CONTINUED)
$ 3,500    New Jersey Econ Dev Auth First Mtg Cranes
           Mill Ser A................................ 7.500%   02/01/27   $    3,561,390
  2,000    New Jersey Econ Dev Auth First Mtg
           Franciscan Oaks Proj...................... 5.750    10/01/23        1,732,140
    500    New Jersey Econ Dev Auth First Mtg Gross
           Rev Burnt Tavern Convalescent Ser A
           Rfdg...................................... 9.000    11/15/13          510,945
    600    New Jersey Econ Dev Auth First Mtg
           Hamilton Cont Care Ser A.................. 8.350    11/01/30          611,976
  2,500    New Jersey Econ Dev Auth First Mtg
           Seashore Gardens Proj..................... 8.000    04/01/23        2,519,925
  3,500    New Jersey Econ Dev Auth First Mtg
           Seashore Gardens Proj..................... 8.000    04/01/31        3,507,140
  6,000    New Jersey Econ Dev Auth First Mtg
           Seashore Gardens Proj..................... 7.750    04/01/33        5,834,220
  1,000    New Jersey Econ Dev Auth Holt Hauling &
           Warehsg Rev Ser G Rfdg.................... 8.400    12/15/15          920,000
  3,000    New Jersey Econ Dev Auth Meridian Assisted
           Living Proj............................... 6.750    08/01/30        2,676,600
  1,000    New Jersey Econ Dev Auth Retirement Cmnty
           Rev Ser A................................. 8.125    11/15/18        1,046,000
  1,440    New Jersey Econ Dev Auth Retirement Cmnty
           Rev Ser A................................. 8.125    11/15/23        1,516,867
    500    New Jersey Econ Dev Auth Rev First Mtg
           Fellowship Vlg Proj Ser A (Prerefunded @
           01/01/05)................................. 8.500    01/01/10          583,985
  1,000    New Jersey Econ Dev Auth Rev First Mtg
           Fellowship Vlg Proj Ser A (Prerefunded @
           01/01/05)................................. 9.250    01/01/25        1,189,130
    975    New Jersey Econ Dev Auth Rev First Mtg
           Millhouse Proj Ser A...................... 8.250    04/01/10        1,006,941
  2,060    New Jersey Econ Dev Auth Rev First Mtg
           Millhouse Proj Ser A...................... 8.500    04/01/16        2,149,795
  1,540    New Jersey Econ Dev Auth Rev First Mtg
           Winchester Gardens Ser A.................. 7.500    11/01/05        1,583,859
  1,100    New Jersey Econ Dev Auth Rev First Mtg
           Winchester Gardens Ser A.................. 8.500    11/01/16        1,181,829
  1,500    New Jersey Econ Dev Auth Rev First Mtg
           Winchester Gardens Ser A.................. 8.625    11/01/25        1,607,625
  1,830    New Jersey Econ Dev Auth Rev Kullman Assoc
           LLC Proj Ser A............................ 6.125    06/01/18        1,670,900

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           NEW JERSEY (CONTINUED)
$   950    New Jersey Econ Dev Auth Rev Kullman Assoc
           LLC Proj Ser A............................ 6.750%   07/01/19   $      904,030
  2,500    New Jersey Econ Dev Auth Rev Sr Living Fac
           Esplandade Bear........................... 7.000    06/01/39        2,265,050
    445    New Jersey Econ Dev Auth Rev Sr Mtg Arbor
           Glen Proj Ser A (Escrowed to Maturity).... 8.000    05/15/02          456,334
    750    New Jersey Econ Dev Auth Rev Sr Mtg Arbor
           Glen Proj Ser A (Escrowed to Maturity).... 8.000    05/15/04          825,195
  5,500    New Jersey Econ Dev Auth Rev Sr Mtg Arbor
           Glen Proj Ser A Rfdg...................... 6.000    05/15/28        4,605,865
  1,000    New Jersey Econ Dev Auth Ser A............ 8.000    11/15/15        1,059,440
  2,000    New Jersey Econ Dev Auth Ser A............ 8.250    11/15/30        2,116,200
  5,000    New Jersey Econ Dev Auth Spl Fac Rev
           Continental Airl Inc Proj................. 6.625    09/15/12        4,387,050
  3,500    New Jersey Econ Dev Auth Spl Fac Rev
           Continental Airl Inc Proj................. 6.250    09/15/19        2,819,075
  2,500    New Jersey Hlthcare Fac Fin Auth Rev Care
           Institute Inc Cherry Hill Proj............ 7.750    07/01/10        2,252,125
  2,540    New Jersey Hlthcare Fac Fin Auth Rev
           Raritan Bay Med Ctr Issue Rfdg............ 7.250    07/01/14        2,585,161
  1,125    New Jersey St Ed Fac Auth Rev Caldwell
           College Ser A............................. 7.250    07/01/25        1,183,421
  2,000    New Jersey St Ed Fac Auth Rev Fairleigh
           Dickinson Univ Ser G...................... 5.700    07/01/28        1,893,020
  3,850    New Jersey St Ed Fac Auth Rev Felician
           College of Lodi Ser D..................... 7.375    11/01/22        3,785,282
                                                                          --------------
                                                                              77,863,009
                                                                          --------------
           NEW MEXICO  1.2%
  6,275    Albuquerque, NM Retirement Fac Rev La Vida
           Llena Proj Ser B Rfdg..................... 6.600    12/15/28        5,523,318
  2,895    Bernalillo Cnty, NM Multi-Family Hsg
           Brentwood Gardens Apt F1.................. 6.600    10/15/28        2,772,136
  1,550    Bernalillo Cnty, NM Multi-Family Rev Hsg
           Sr Solar Villas Apt Ser F................. 7.250    10/15/22        1,567,019
  2,000    Farmington, NM Pollutn Ctl Rev El Paso
           Elec Ser A Rfdg........................... 6.150    11/01/13        2,023,520
  3,000    Farmington, NM Pollutn Ctl Rev Public Svc
           Co NM Proj Ser A.......................... 6.600    10/01/29        3,082,620
  2,420    New Mexico Regl Hsg Auth Hsg Wildewood Apt
           Proj Sr Ser A............................. 7.500    12/01/30        2,425,372

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           NEW MEXICO (CONTINUED)
$ 2,850    RHA Hsg Dev Corp NM Multi-Family Rev Mtg
           Woodleaf Apt Proj Ser A Rfdg (GNMA
           Collateralized)........................... 7.125%   12/15/27   $    2,785,619
  2,500    Santa Fe Cnty, NM Proj Rev El Castillo
           Retirement Ser A.......................... 5.625    05/15/25        2,035,375
    640    Santa Fe, NM Indl Rev Casa Real Nursing
           Home Rfdg................................. 9.750    01/01/13          658,803
                                                                          --------------
                                                                              22,873,782
                                                                          --------------
           NEW YORK  5.8%
  1,000    Amherst, NY Indl Dev Agy Sr Rev Sharrey
           Zedek Proj Ser A.......................... 7.000    12/01/24          900,380
  1,500    Amherst, NY Indl Dev Agy Sr Rev Sharrey
           Zedek Proj Ser A.......................... 7.000    12/01/34        1,288,485
  2,000    Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van
           Allen Proj Ser A.......................... 6.875    06/01/39        1,872,180
  1,220    Brookhaven, NY Indl Dev Agy Mem Hosp Med
           Ctr Inc Ser A............................. 7.750    11/15/10        1,240,362
  2,000    Brookhaven, NY Indl Dev Agy Mem Hosp Med
           Ctr Inc Ser A............................. 8.125    11/15/20        2,022,260
  1,000    Brookhaven, NY Indl Dev Agy Mem Hosp Med
           Ctr Inc Ser A............................. 8.250    11/15/30          998,840
  1,340    Brookhaven, NY Indl Dev Agy Sr Residential
           Hsg Rev Woodcrest Estates Fac Ser A....... 6.250    12/01/23        1,297,576
  3,760    Brookhaven, NY Indl Dev Agy Sr Residential
           Hsg Rev Woodcrest Estates Fac Ser A....... 6.375    12/01/37        3,636,672
  1,690    Castle Rest Residential Hlthcare Fac NY
           Rev Hlthcare Fac Ser B.................... 8.000    08/01/10        1,015,893
  3,900    Metropolitan Transn Auth NY Ser A (FGIC
           Insd)..................................... 5.875    04/01/25        4,200,222
  1,350    Monroe Cnty, NY Indl Dev Agy Rev Indl Dev
           Empire Sports Proj Ser A.................. 6.250    03/01/28          675,000
  1,000    Monroe Cnty, NY Indl Dev Agy Woodland Vlg
           Proj...................................... 8.000    11/15/15        1,066,120
  1,570    Monroe Cnty, NY Indl Dev Agy Woodland Vlg
           Proj...................................... 8.550    11/15/32        1,694,061
  1,000    Mount Vernon, NY Indl Dev Agy Civic Fac
           Rev....................................... 6.200    06/01/29          880,960
  3,425    New York City Indl Dev Agy Civic Fac Rev
           Cmnty Res Developmentally Disabled........ 7.500    08/01/26        3,508,502
  3,895    New York City Indl Dev Agy Civic Fac Rev
           Our Lady of Mercy Med Ctr Pkg Corp Proj... 8.500    12/30/22        4,087,179

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           NEW YORK (CONTINUED)
$ 1,350    New York City Indl Dev Agy LaGuardia Assoc
           LP Proj Rfdg.............................. 5.800%   11/01/13   $    1,143,720
  4,250    New York City Indl Dev Agy LaGuardia Assoc
           LP Proj Rfdg.............................. 6.000    11/01/28        3,300,508
  3,500    New York City Indl Dev Agy Touro College
           Proj Ser A................................ 6.350    06/01/29        3,128,685
  5,000    New York City Muni Wtr Auth Crossover Ser
           C Rfdg.................................... 5.000    06/15/32        4,862,550
  3,850    New York City Muni Wtr Fin Crossover Ser E
           Rfdg...................................... 5.125    06/15/31        3,820,933
  1,000    New York City Muni Wtr Fin Ser A (FGIC
           Insd)..................................... 5.750    06/15/31        1,056,220
  4,500    New York City Muni Wtr Fin Ser A (FGIC
           Insd)..................................... 5.000    06/15/32        4,383,045
  3,000    New York City Ser A (e)................... 6.000    05/15/30        3,202,080
  2,000    New York St Dorm Auth Lease St Univ Dorm
           Fac Ser A................................. 6.000    07/01/30        2,187,120
  1,385    New York St Dorm Auth Lease St Univ Dorm
           Fac Ser B (MBIA Insd)..................... 5.125    07/01/28        1,381,538
  2,000    New York St Mtg Agy Rev Homeowner Mtg Ser
           90........................................ 6.350    10/01/30        2,158,600
  7,130    New York St Mtg Agy Rev Homeowner Mtg Ser
           97........................................ 5.500    04/01/31        7,196,808
  2,480    Newark-Wayne Cmnty Hosp Inc NY Hosp Rev
           Ser A..................................... 7.600    09/01/15        2,421,050
  1,250    Oneida Cnty, NY Indl Dev Agy Civic Fac
           Saint Elizabeth Med Ser A................. 5.875    12/01/29        1,075,650
  1,520    Oneida Cnty, NY Indl Dev Agy Civic Fac
           Saint Elizabeth Med Ser B................. 6.000    12/01/19        1,377,287
    650    Onondaga Cnty, NY Indl Dev Agy Civic Fac
           Rev Iroquois Nursing Home Ser B (FHA
           Gtd)...................................... 7.000    02/01/09          649,188
  4,000    Orange Cnty, NY Indl Dev Agy Arden Hill
           Life Care Ctr Proj Ser A.................. 7.000    08/01/31        3,901,960
    600    Oswego Cnty, NY Indl Dev Agy Civic Fac
           Rev....................................... 7.000    02/01/12          601,398
  2,500    Peekskill, NY Indl Dev Agy Sr Drum Hill Sr
           Living Proj............................... 6.375    10/01/28        2,213,200
  1,275    Rensselaer Cnty, NY Indl Dev Agy East
           Greebush Ctr Proj Ser A Rfdg, 144A (b).... 7.000    02/01/11        1,211,505

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           NEW YORK (CONTINUED)
$ 1,345    Rensselaer Cnty, NY Indl Dev Agy East
           Greebush Ctr Proj Ser B Rfdg, 144A (b).... 7.000%   02/01/11   $    1,282,834
  5,075    Rockland Cnty, NY Indl Dev Agy Civic Fac
           Rev Dominican College Proj, 144A (b)...... 6.250    05/01/28        4,743,146
  2,330    Saratoga Cnty, NY Indl Dev Agy Sr Hsg Rev
           Ser A..................................... 6.875    06/01/39        2,209,236
  5,250    Suffolk Cnty, NY Indl Dev Agy Cont Care
           Retirement First Mtg Jeffersons Ferry..... 7.250    11/01/28        5,502,893
  1,000    Suffolk Cnty, NY Indl Dev Agy Cont Care
           Retirement Peconic Landing Ser A.......... 8.000    10/01/20        1,020,140
  2,000    Suffolk Cnty, NY Indl Dev Agy Cont Care
           Retirement Peconic Landing Ser A.......... 8.000    10/01/30        2,013,320
  3,100    Suffolk Cnty, NY Indl Dev Agy Indl Dev Rev
           Spellman High Voltage Fac Ser A........... 6.375    12/01/17        2,909,877
  1,000    Suffolk Cnty, NY Indl Dev Agy Southampton
           Hosp Assn Ser A........................... 7.250    01/01/20          988,020
  2,000    Suffolk Cnty, NY Indl Dev Agy Southampton
           Hosp Assn Ser A........................... 7.250    01/01/30        1,943,840
    380    Syracuse, NY Hsg Auth Rev Sub Proj Loretto
           Rest Ser B................................ 7.500    08/01/10          384,324
  1,350    Syracuse, NY Indl Dev Agy Rev First Mtg
           Jewish Home Ser A......................... 7.375    03/01/21        1,366,754
  1,800    Syracuse, NY Indl Dev Agy Rev First Mtg
           Jewish Home Ser A......................... 7.337    03/01/31        1,801,746
    695    Ulster Cnty, NY Indl Dev Agy Benedictine
           Hosp Proj Ser A........................... 6.250    06/01/08          670,341
  1,000    Ulster Cnty, NY Indl Dev Agy Benedictine
           Hosp Proj Ser A........................... 6.400    06/01/14          948,950
  1,000    Ulster Cnty, NY Indl Dev Agy Benedictine
           Hosp Proj Ser A........................... 6.450    06/01/24          897,650
  1,000    Westchester Cnty, NY Indl Dev Hebrew Hosp
           Sr Hsg Inc Ser A.......................... 7.375    07/01/30        1,017,980
                                                                          --------------
                                                                             111,358,788
                                                                          --------------
           NORTH CAROLINA  0.8%
  7,300    North Carolina Med Care Commn First Mtg
           Baptist Retirement Ser A.................. 6.400    10/01/31        7,282,772
  2,500    North Carolina Med Care Commn First Mtg
           Presbyterian Homes Proj................... 7.000    10/01/31        2,620,975
  2,500    North Carolina Med Care Commn First Mtg
           Salemtowne Proj........................... 6.625    04/01/31        2,530,475

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           NORTH CAROLINA (CONTINUED)
$ 1,200    North Carolina Med Care Commn Retirement
           Fac Rev First Mtg United Methodist
           Homes..................................... 7.000%   10/01/17   $    1,237,680
  1,250    North Carolina Med Care Commn Retirement
           Fac Rev First Mtg United Methodist
           Homes..................................... 7.250    10/01/32        1,279,813
                                                                          --------------
                                                                              14,951,715
                                                                          --------------
           NORTH DAKOTA  0.5%
  2,610    Devils Lake, ND Hlthcare Fac Rev & Impt Lk
           Reg Lutheran Rfdg......................... 6.100    10/01/23        2,250,003
    495    Fargo, ND Multi-Family Rev Hsg Trollwood
           Vlg Proj Ser A Rfdg....................... 7.250    09/01/21          493,376
    765    Fargo, ND Multi-Family Rev Hsg Trollwood
           Vlg Proj Ser A Rfdg....................... 7.400    09/01/26          762,292
  2,120    Fargo, ND Multi-Family Rev Hsg Trollwood
           Vlg Proj Ser A Rfdg....................... 7.600    09/01/31        2,112,177
  3,000    Grand Forks, ND Sr Hsg Rev Spl Term 4000
           Vly Square Proj........................... 6.250    12/01/34        2,317,740
  1,960    Grand Forks, ND Sr Hsg Rev Spl Term 4000
           Vly Square Proj........................... 6.375    12/01/34        1,550,889
                                                                          --------------
                                                                               9,486,477
                                                                          --------------
           OHIO  1.7%
  1,500    Athens Cnty, OH Hosp Fac Rev O'Bleness Mem
           Hosp Proj................................. 7.100    11/15/23        1,533,525
  3,290    Cleveland, OH Arpt Spl Rev Continental
           Airl Inc Proj............................. 5.375    09/15/27        2,073,950
  2,000    Cleveland, OH Arpt Sys Rev Ser A (FSA
           Insd)..................................... 5.000    01/01/31        1,950,520
  1,000    Cuyahoga Cnty, OH Hlthcare Fac Rev
           Jennings Hall............................. 7.200    11/15/14        1,038,580
  1,500    Cuyahoga Cnty, OH Hlthcare Fac Rev
           Jennings Hall............................. 7.300    11/15/23        1,522,275
  2,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
           Proj...................................... 7.500    01/01/30        2,159,900
  1,160    Cuyahoga Cnty, OH Multi-Family Rev Hsg Mtg
           Colonnade Apt Ser A Rfdg (f).............. 7.500    12/01/17          870,476
  2,305    Cuyahoga Cnty, OH Multi-Family Rev Hsg Mtg
           Colonnade Apt Ser A Rfdg (f).............. 7.750    12/01/28        1,718,424
  2,500    Cuyahoga Cnty, OH Multi-Family Rev Hsg
           Park Lane Apt Proj Ser A (a).............. 8.250    07/01/28        1,050,000
  3,000    Dayton, OH Spl Fac Rev Afco Cargo Day LLC
           Proj...................................... 6.300    04/01/22        2,608,770

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           OHIO (CONTINUED)
$   150    Fairfield, OH Econ Dev Rev Beverly
           Enterprises Inc Proj Rfdg................. 8.500%   01/01/03   $      151,787
  2,195    Hamilton Cnty, OH Multi-Family Rev Hsg
           Garden Hill Washington Pk Apt............. 7.750    10/01/21        2,218,926
  1,000    Lucas Cnty, OH Hlthcare Impt Sunset
           Retirement Ser A Rfdg..................... 6.550    08/15/24        1,037,900
    500    Lucas Cnty, OH Hlthcare Impt Sunset
           Retirement Ser A Rfdg..................... 6.625    08/15/30          520,630
  1,000    Madison Cnty, OH Hosp Impt Rev Madison
           Cnty Hosp Proj Rfdg....................... 6.250    08/01/18          906,710
  2,445    Madison Cnty, OH Hosp Impt Rev Madison
           Cnty Hosp Proj Rfdg....................... 6.400    08/01/28        2,164,436
  5,000    Montgomery Cnty, OH Hlthcare Fac Rev Ser B
           Rfdg...................................... 6.250    02/01/22        3,671,650
  2,000    Ohio St Solid Waste Rev Rep Engineered
           Steels Proj (a)........................... 8.250    10/01/14           73,000
  4,000    Ohio St Solid Waste Rev Rep Engineered
           Steels Proj (a)........................... 9.000    06/01/21          144,000
  2,000    Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev
           Coll Cleveland Elec Ser A Rfdg............ 8.000    10/01/23        2,163,720
  2,000    Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev
           Coll Toledo Edison Ser A Rfdg............. 8.000    10/01/23        2,163,720
                                                                          --------------
                                                                              31,742,899
                                                                          --------------
           OKLAHOMA  0.6%
  1,150    Langston, OK Econ Dev Langston Cmnty Dev
           Corp Proj Ser A........................... 7.625    08/01/20        1,132,969
  1,000    Langston, OK Econ Dev Langston Cmnty Dev
           Corp Proj Ser A........................... 7.750    08/01/30          985,690
    500    Oklahoma Cnty, OK Fin Auth Epworth Villa
           Proj Ser A Rfdg........................... 7.000    04/01/25          476,795
  1,700    Oklahoma Cnty, OK Fin Auth Epworth Villa
           Proj Ser A Rfdg........................... 7.600    04/01/30        1,745,560
  2,500    Oklahoma Dev Fin Auth Rev Hillcrest
           Hlthcare Sys Ser A Rfdg................... 5.750    08/15/12        2,082,700
  2,800    Oklahoma Dev Fin Auth Rev Hillcrest
           Hlthcare Sys Ser A Rfdg................... 5.625    08/15/29        2,065,868
  2,000    Tulsa Cnty, OK Indl Auth Multi-Family Hsg
           Shadybrook Apt Ser A...................... 6.375    07/01/28        1,816,540
    500    Woodward, OK Muni Auth Hosp Rev........... 8.250    11/01/09          525,260
                                                                          --------------
                                                                              10,831,382
                                                                          --------------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           OREGON  0.7%
$ 2,000    Clackamas Cnty, OR Hosp Fac Auth Rev
           Willamette View Inc Proj Ser A............ 7.500%   11/01/29   $    2,083,540
  3,500    Clatsop Care Ctr Hlth Dist OR Rev Sr
           Hsg....................................... 6.875    08/01/28        3,436,230
  1,745    Douglas Cnty, OR Hosp Fac Auth Rev Elderly
           Hsg Forest Glen Ser A..................... 7.500    09/01/27        1,770,233
  3,943    Oregon St Hlth Hsg Ed & Cultural Fac
           Auth...................................... 7.250    06/01/28        3,878,710
  1,340    Oregon St Hsg & Cmnty Svc Dep Single
           Family Mtg Ser A.......................... 5.350    07/01/30        1,339,156
  1,250    Oregon St Hsg & Cmnty Svc Dep Single
           Family Mtg Ser B.......................... 5.450    07/01/32        1,252,650
                                                                          --------------
                                                                              13,760,519
                                                                          --------------
           PENNSYLVANIA  10.0%
  8,000    Allegheny Cnty, PA Hosp Dev Auth Covenant
           at South Hills Ser A...................... 8.750    02/01/31        8,430,160
  1,000    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
           B......................................... 9.250    11/15/15        1,056,380
  2,000    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
           B......................................... 9.250    11/15/22        2,105,440
  5,060    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
           B......................................... 9.250    11/15/30        5,308,395
  2,000    Allegheny Cnty, PA Hosp Dev Hlthcare Fac
           Villa Saint Joseph........................ 6.000    08/15/28        1,683,780
  1,695    Allegheny Cnty, PA Indl Dev Auth Lease
           Rev....................................... 6.625    09/01/24        1,517,127
  2,865    Allentown, PA Area Hosp Auth Rev Sacred
           Heart Hosp of Allentown Ser A Rfdg........ 6.750    11/15/14        2,553,804
  6,750    Beaver Cnty, PA Indl Dev Auth Pollutn Ctl
           Rev Coll Toledo Edison Co Proj Rfdg....... 7.625    05/01/20        7,285,748
  4,000    Beaver Cnty, PA Indl Dev Auth Pollutn Ctl
           Rev Coll Toledo Edison Co Proj Ser A
           Rfdg...................................... 7.750    05/01/20        4,363,040
  1,000    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
           Hlthcare Fac Chandler..................... 6.100    05/01/14          932,340
  2,500    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
           Hlthcare Fac Chandler..................... 6.300    05/01/29        2,218,700
  1,000    Chartiers Vly, PA Indl & Com Dev Auth
           First Mtg Rev Asbury Hlth Ctr Rfdg........ 6.375    12/01/19          929,840
  1,000    Chartiers Vly, PA Indl & Com Dev Auth
           First Mtg Rev Asbury Hlth Ctr Rfdg........ 6.375    12/01/24          911,050
  2,000    Chartiers Vly, PA Indl Asbury Hlth Ctr
           Proj Rfdg................................. 7.400    12/01/15        2,042,540

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           PENNSYLVANIA (CONTINUED)
$ 2,000    Chester Cnty, PA Hlth & Ed Fac Chester
           Cnty Hosp Ser A........................... 6.750%   07/01/31   $    2,104,940
  3,500    Cliff House Ctf Trust Var Sts Ctf Part Ser
           A......................................... 6.625    06/01/27        3,220,805
  1,000    Crawford Cnty, PA Hosp Auth Sr Living Fac
           Rev....................................... 6.250    08/15/29          929,330
  1,000    Cumberland Cnty, PA Indl Dev Auth Rev
           First Mtg Woods Cedar Run Ser A Rfdg...... 6.500    11/01/18          903,180
  3,250    Cumberland Cnty, PA Indl Dev Auth Rev
           First Mtg Woods Cedar Run Ser A Rfdg...... 6.500    11/01/28        2,778,718
  4,100    Dauphin Cnty, PA Gen Auth Rev Hotel & Conf
           Ctr Hyatt Regency......................... 6.200    01/01/29        3,544,696
  4,000    Dauphin Cnty, PA Gen Auth Rev Office & Pkg
           Forum Place Ser A......................... 6.000    01/15/25        2,879,480
  5,500    Dauphin Cnty, PA Gen Auth Rev Office & Pkg
           Riverfront Office......................... 6.000    01/01/25        4,696,395
    765    Delaware Cnty, PA Auth Rev First Mtg
           Riddle Vlg Proj (Prerefunded @
           06/01/02)................................. 8.750    06/01/10          804,964
  2,800    Delaware Cnty, PA Auth Rev First Mtg
           Riddle Vlg Proj (Prerefunded @
           06/01/02)................................. 9.250    06/01/22        2,954,140
  2,500    Delaware Cnty, PA Auth Rev First Mtg
           Riddle Vlg Proj Rfdg...................... 7.000    06/01/26        2,494,175
  2,100    Delaware Cnty, PA Auth Rev White Horse Vlg
           Proj Ser A Rfdg........................... 7.500    07/01/18        2,160,018
  1,000    Delaware Cnty, PA Auth Rev White Horse Vlg
           Proj Ser A Rfdg........................... 7.625    07/01/30        1,037,300
  3,490    Grove City, PA Area Hosp Auth Hlth Fac
           Rev....................................... 6.625    08/15/29        3,359,195
  2,000    Harrisburg, PA Auth Office & Pkg Rev Ser
           A......................................... 6.000    05/01/19        1,897,500
  4,530    Hazleton, PA Hlth Svc Auth Hazleton St
           Joseph Med Ctr............................ 6.200    07/01/26        4,412,718
  1,650    Lancaster, PA Indl Dev Auth Rev Garden
           Spot Vlg Proj Ser A....................... 7.625    05/01/31        1,677,720
  3,000    Lehigh Cnty, PA Gen Purp Auth Rev First
           Mtg Bible Fellowship Church Home Inc...... 7.750    11/01/33        2,955,960
  2,315    Lehigh Cnty, PA Gen Purp Auth Rev First
           Mtg Bible Fellowship Proj (Prerefunded @
           12/15/04)................................. 8.000    12/15/23        2,645,050
  3,000    Lehigh Cnty, PA Gen Purp Auth Rev First
           Mtg Bible Fellowship Proj Ser A........... 6.000    12/15/23        2,555,340
  3,000    Lehigh Cnty, PA Gen Purp Auth Rev
           Kidspeace Oblig Group Rfdg................ 6.000    11/01/18        2,710,530

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           PENNSYLVANIA (CONTINUED)
$ 4,000    Lehigh Cnty, PA Gen Purp Auth Rev
           Kidspeace Oblig Group Rfdg................ 6.000%   11/01/23   $    3,506,280
  1,790    Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
           Lifepath Inc Proj......................... 6.100    06/01/18        1,598,452
  3,000    Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
           Lifepath Inc Proj......................... 6.300    06/01/28        2,519,370
  4,220    Lehigh Cnty, PA Indl Dev Auth Rev Rfdg.... 8.000    08/01/12        4,336,388
  3,000    Luzerne Cnty, PA Indl Dev Auth Exempt Fac
           Rev PA Gas & Wtr Co Proj Ser A Rfdg....... 7.200    10/01/17        3,107,730
  2,850    Luzerne Cnty, PA Indl Dev Auth First Mtg
           Gross Rev Rfdg............................ 7.875    12/01/13        2,956,790
  2,500    Montgomery Cnty, PA Higher Ed & Hlth Auth
           Rev....................................... 6.625    07/01/19        2,272,175
  2,000    Montgomery Cnty, PA Higher Ed & Hlth Auth
           Rev....................................... 6.750    07/01/29        1,761,160
  2,000    Montgomery Cnty, PA Indl Dev Auth Rev
           First Mtg The Meadowood Corp Proj Ser A
           Rfdg...................................... 6.000    12/01/10        1,973,520
  1,000    Montgomery Cnty, PA Indl Dev Auth Rev
           First Mtg The Meadowood Corp Proj Ser A
           Rfdg...................................... 6.250    12/01/17          941,290
    500    Montgomery Cnty, PA Indl Dev Auth Rev
           First Mtg The Meadowood Corp Rfdg......... 7.000    12/01/10          519,190
  1,500    Montgomery Cnty, PA Indl Dev Auth Rev
           First Mtg The Meadowood Corp Rfdg......... 7.250    12/01/15        1,534,290
  4,000    Montgomery Cnty, PA Indl Dev Auth Rev
           First Mtg The Meadowood Corp Rfdg......... 7.400    12/01/20        4,083,200
  3,500    Montgomery Cnty, PA Indl Dev Auth Rev
           Hlthcare Adv Geriatric Ser A.............. 8.375    07/01/23        3,470,285
  2,660    Montgomery Cnty, PA Indl Dev Auth Rev
           Wordsworth Academy........................ 7.750    09/01/14        2,789,542
  1,880    Montgomery Cnty, PA Indl Dev Auth Rev
           Wordsworth Academy........................ 7.750    09/01/24        1,930,760
  2,200    Montgomery Cnty, PA Indl Rev GDL Farms
           Corp Proj Rfdg............................ 6.500    01/01/20        2,083,642
  2,445    Northeastern PA Hosp & Ed Auth Hlthcare
           Rev....................................... 7.125    10/01/29        2,395,440
  2,000    Pennsylvania Econ Dev Fin Amtrak Proj Ser
           A......................................... 6.250    11/01/31        2,035,100
  2,230    Pennsylvania Econ Dev Fin Northwestern
           Human Svc Ser A........................... 5.250    06/01/28        1,622,124

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           PENNSYLVANIA (CONTINUED)
$ 1,565    Pennsylvania St Higher Ed Fac Auth Rev
           UPMC Hlth Sys Ser A....................... 6.000%   01/15/31   $    1,618,257
  1,000    Pennsylvania St Higher Ed Fac Auth Student
           Hsg Rev Assn Inc Proj Ser A............... 6.750    09/01/32        1,039,230
  4,280    Pennsylvania St Higher Ed Temple Univ
           First Ser (MBIA Insd)..................... 5.000    04/01/29        4,183,015
  2,600    Philadelphia, PA Auth for Indl Dev Baptist
           Home of Philadelphia Ser A................ 5.500    11/15/18        2,230,072
  3,000    Philadelphia, PA Auth for Indl Dev Baptist
           Home of Philadelphia Ser A................ 5.600    11/15/28        2,435,280
  5,000    Philadelphia, PA Auth for Indl Dev Rev
           Coml Dev RMK Rfdg......................... 7.750    12/01/17        5,200,750
  2,500    Philadelphia, PA Auth for Indl Pauls Run
           Ser A..................................... 5.875    05/15/28        2,237,425
  3,155    Philadelphia, PA Gas Wks Rev Third Ser S
           (FSA Insd)................................ 5.125    08/01/31        3,112,124
  2,750    Philadelphia, PA Hosp & Higher Chestnut
           Hill Hosp................................. 6.500    11/15/22        2,688,428
  1,500    Philadelphia, PA Hosp & Higher Ed Fac Auth
           Hosp Rev (a).............................. 7.000    07/01/05          245,250
  1,000    Philadelphia, PA Hosp & Higher Ed Fac Auth
           Hosp Rev (a).............................. 7.250    07/01/18          163,500
    900    Philadelphia, PA Hosp & Higher Ed Fac Auth
           Hosp Rev Rfdg............................. 6.500    07/01/23          833,283
  1,690    Philadelphia, PA Hosp & Higher Ed Fac Auth
           Hosp Rev Rfdg............................. 7.250    03/01/24        1,653,259
  1,180    Philadelphia, PA Hosp & Higher Ed Fac Auth
           Hosp Rev Rfdg............................. 6.500    07/01/27        1,073,765
  2,495    Philadelphia, PA Hosp & Higher Ed Temple
           Univ Hosp................................. 5.500    11/15/15        2,364,561
  2,000    Philadelphia, PA Hosp & Higher Ed Temple
           Univ Hosp Ser A........................... 6.625    11/15/23        2,018,360
  1,000    Scranton Lackawanna, PA Hlth & Welfare
           Auth Rev Moses Taylor Hosp Proj........... 5.650    07/01/05          971,580
  1,305    Scranton Lackawanna, PA Hlth & Welfare
           Auth Rev Moses Taylor Hosp Proj........... 6.200    07/01/17        1,114,235
  4,245    Scranton Lackawanna, PA Hlth & Welfare
           Auth Rev Moses Taylor Hosp Proj........... 6.250    07/01/20        3,560,833
  1,465    Scranton Lackawanna, PA Hlth & Welfare
           Auth Rev Rfdg............................. 7.250    01/15/17        1,447,640

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           PENNSYLVANIA (CONTINUED)
$ 3,100    Scranton Lackawanna, PA Hlth & Welfare
           Auth Rev Rfdg............................. 7.350%   01/15/22   $    3,058,026
  1,400    Swarthmore Boro Auth PA College........... 5.000    09/15/31        1,367,044
    250    Warren Cnty, PA Indl Dev Auth Beverly
           Enterprises Rfdg.......................... 9.000    11/01/12          257,818
  2,500    Westmoreland Cnty, PA Indl Dev Auth Rev
           Hlthcare Fac Redstone Rfdg................ 5.850    11/15/29        2,141,075
  2,500    Westmoreland Cnty, PA Indl Dev Auth Rev
           Hlthcare Fac Redstone Ser B............... 8.000    11/15/23        2,614,900
                                                                          --------------
                                                                             191,126,936
                                                                          --------------
           RHODE ISLAND  0.1%
  2,000    Rhode Island St Econ Dev Corp Sub Nt Oblig
           Providence Place.......................... 7.250    07/01/20        1,909,720
                                                                          --------------

           SOUTH CAROLINA  0.9%
    750    South Carolina Jobs Econ Dev Auth Econ Dev
           Rev Westminster Presbyterian Ctr.......... 6.750    11/15/10          796,358
    500    South Carolina Jobs Econ Dev Auth Econ Dev
           Rev Westminster Presbyterian Ctr.......... 7.500    11/15/20          549,570
    750    South Carolina Jobs Econ Dev Auth Hlth Fac
           Rev First Mtg Lutheran Homes SC Proj
           (Prerefunded @ 10/01/02).................. 8.000    10/01/22          807,803
  3,000    South Carolina Jobs Econ Dev Auth Hlth Fac
           Rev Westley Commons Proj.................. 7.750    10/01/24        2,953,800
  3,000    South Carolina Jobs Econ Dev Sr Myrtle
           Beach Convention Ser A.................... 6.625    04/01/36        3,011,040
  1,250    South Carolina Jobs Econ Impt Palmetto
           Hlth Alliance Ser A....................... 7.125    12/15/15        1,346,600
  2,000    South Carolina Jobs Econ Impt Palmetto
           Hlth Alliance Ser A....................... 7.375    12/15/21        2,176,480
  5,095    South Carolina St Hsg Fin & Dev Hsg Three
           Rvr & Edenwood Ser A...................... 6.750    05/01/28        4,819,564
                                                                          --------------
                                                                              16,461,215
                                                                          --------------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           SOUTH DAKOTA  0.4%
$ 2,500    Mobridge, SD Hlthcare Fac Rev Mobridge
           Regl Hosp Proj............................ 6.500%   12/01/22   $    2,276,850
  2,980    South Dakota Hsg Dev Auth Homeownership
           Mtg Ser F................................. 5.800    05/01/28        3,027,531
  1,000    South Dakota St Hlth & Ed Fac Auth Rev
           Huron Regl Med Ctr........................ 7.250    04/01/20        1,038,890
  1,600    Winner, SD Econ Dev Rev Winner Regl
           Hlthcare Ctr Rfdg......................... 6.000    04/01/28        1,335,360
                                                                          --------------
                                                                               7,678,631
                                                                          --------------
           TENNESSEE  1.4%
  4,720    Chattanooga, TN Indl Dev Brd Indl Rev Dev
           Mkt Street Proj Rfdg...................... 7.000    12/15/12        4,537,478
  1,005    Chattanooga, TN Indl Dev Brd Indl Rev Dev
           Warehouse Row Ltd Proj Rfdg............... 7.000    12/15/12          966,137
  3,000    Elizabethton, TN Hlth & Ed Fac Brd Rev
           Impt Hosp Ser B Rfdg (MBIA Insd).......... 7.750    07/01/29        3,751,950
  1,500    Metropolitan Govt Nashville & Davidson
           Blakeford at Green Hills Rfdg............. 5.650    07/01/16        1,353,435
  4,850    Metropolitan Govt Nashville & Davidson
           Blakeford at Green Hills Rfdg............. 5.650    07/01/24        4,146,168
    375    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
           Hlthcare Fac Kirby Pines Ser A............ 6.250    11/15/16          343,643
  7,000    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
           Hlthcare Fac Kirby Pines Ser A............ 6.375    11/15/25        6,115,690
  2,040    Sweetwater, TN Indl Dev Brd Mtg Rev Wood
           Presbyterian Home Proj.................... 7.500    01/01/18        1,962,623
  4,070    Sweetwater, TN Indl Dev Brd Mtg Rev Wood
           Presbyterian Home Proj.................... 7.750    01/01/29        3,832,963
                                                                          --------------
                                                                              27,010,087
                                                                          --------------
           TEXAS  5.1%
  1,805    Abia Dev Corp TX Arpt Fac Rev Aero Austin
           L P Proj.................................. 7.250    01/01/25        1,717,764
    655    Abia Dev Corp TX Arpt Fac Rev Austin Belly
           Port Dev Proj Ser A....................... 6.250    10/01/08          622,191
  3,775    Abia Dev Corp TX Arpt Fac Rev Austin Belly
           Port Dev Proj Ser A....................... 6.500    10/01/23        3,362,770
  1,000    Alliance Arpt Auth Inc TX Spl American
           Airl Inc Proj............................. 7.500    12/01/29          942,330
  1,700    Atlanta, TX Hosp Auth Fac Rev............. 6.750    08/01/29        1,572,313
  1,000    Austin, TX Conv Enterprised Inc First Tier
           Ser A..................................... 6.700    01/01/28        1,018,980

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           TEXAS (CONTINUED)
$ 2,000    Austin-Bergstorm Landhost Enterprises Inc
           TX Arpt Hotel Sr Ser A.................... 6.750%   04/01/27   $    1,822,300
    725    Bell Cnty, TX Hlth Fac Dev Corp Rev Hosp
           Proj...................................... 9.250    07/01/08          736,651
  3,940    Bell Cnty, TX Indl Dev Corp Solid Waste
           Disposal Rev.............................. 7.600    12/01/17        3,682,324
  4,340    Dallas-Fort Worth, TX Intl Arpt Fac Impt
           Corp Rev American Airl Inc................ 7.250    11/01/30        3,943,324
  6,540    Dallas-Fort Worth, TX Intl Arpt Fac Impt
           Corp Rev American Airl Inc................ 6.375    05/01/35        5,183,146
  1,250    Dallas-Fort Worth, TX Intl Arpt Fac Impt
           Corp Rev Delta Airl Inc................... 7.625    11/01/21        1,204,763
  1,000    Dallas-Fort Worth, TX Intl Arpt Jt Ser A
           (FGIC Insd)............................... 6.000    11/01/28        1,052,400
  3,000    Dallas-Fort Worth, TX Intl Arpt Jt Ser A
           (FGIC Insd)............................... 6.000    11/01/32        3,153,630
  2,665    De Soto, TX Hlth Fac Dev Pk Manor Sr
           Care...................................... 7.750    12/01/16        2,518,771
  5,510    Harris Cnty, TX Hlth Fac Dev Corp Rev
           Drivers Ser 223 (Variable Rate Coupon).... 9.424    02/15/17        5,698,167
  2,000    Harris Cnty, TX Hlth Fac Mem Hermann
           Hlthcare Ser A............................ 6.375    06/01/29        2,101,560
  2,000    Harris Cnty, TX Indl Dev Corp Continental
           Airl Proj Rfdg............................ 5.375    07/01/19        1,330,240
  1,900    Houston, TX Arpt Sys Rev Spl Fac
           Continental Airl Ser B.................... 6.125    07/15/17        1,437,103
  1,450    Houston, TX Arpt Sys Rev Spl Fac
           Continental Airl Ser C.................... 6.125    07/15/27        1,022,091
 10,000    Houston, TX Arpt Sys Rev Spl Fac
           Continental Ser E......................... 6.750    07/01/29        7,703,000
  1,000    Houston, TX Arpt Sys Rev Sub Lien Ser C
           (FGIC Insd)............................... 5.000    07/01/28          958,810
  3,500    Lubbock, TX Hlth Fac Dev Corp Rev First
           Mtg Carillon Proj Ser A................... 6.500    07/01/19        3,300,675
  1,500    Lubbock, TX Hlth Fac Dev Corp Rev First
           Mtg Carillon Proj Ser A................... 6.500    07/01/29        1,343,625
  3,000    Lufkin, TX Hlth Fac Dev Corp Mem Hlth Sys
           of East TX Rfdg........................... 6.875    02/15/26        2,785,320
  3,365    Meadow Parc Dev Inc TX Multi-Family Rev
           Hsg Meadow Parc Apt Proj.................. 6.500    12/01/30        3,165,220

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           TEXAS (CONTINUED)
$ 1,500    Mesquite, TX Hlth Fac Dev Retirement Fac
           Christian Ser A........................... 6.400%   02/15/20   $    1,419,750
  1,000    Mesquite, TX Hlth Fac Dev Retirement Fac
           Christian Ser A........................... 7.625    02/15/28        1,037,620
  2,500    Metropolitan Hlth Fac Dev Corp TX Wilson N
           Jones Mem Hosp Proj....................... 7.250    01/01/31        2,604,325
  3,000    Midlothian, TX Dev Auth Tax............... 6.700    11/15/23        2,853,030
  2,000    Midlothian, TX Dev Auth Tax............... 7.875    11/15/26        2,108,020
  1,530    North Cent, TX Hlth Fac Dev Corp Rev Hlth
           Fac C C Young Mem Proj.................... 6.300    02/15/15        1,440,969
  2,250    North Cent, TX Hlth Fac Dev Corp Rev Hlth
           Fac C C Young Mem Proj.................... 6.375    02/15/20        2,058,750
  3,145    Orange, TX Hsg Dev Corp Multi-Family Rev
           Hsg Vlg At Pine Hallow.................... 8.000    03/01/28        3,279,292
  3,255    Rusk Cnty, TX Hlth Fac Corp Hosp Rev
           Henderson Mem Hosp Proj Rfdg.............. 7.750    04/01/13        3,346,433
  2,000    Sabine River Auth TX Pollutn Ctl Rev TX
           Elec Proj Ser A Rfdg...................... 6.450    06/01/21        2,049,920
    500    San Antonio, TX Hlth Fac Dev Corp Rev
           Encore Nursing Ctr Part................... 8.250    12/01/19          514,145
  2,000    San Antonio, TX Hsg Fin Corp Multi-Family
           Hsg Rev Beverly Oaks Apt Proj Ser A....... 7.750    02/01/27        2,016,480
  1,925    San Antonio, TX Hsg Fin Corp Multi-Family
           Hsg Rev Marbach Manor Apt Proj Ser A...... 8.125    06/01/27        1,980,055
  1,500    Tarrant Cnty, TX Hlth Fac Dev Corp Rev Mtg
           Cumberland Rest Ser A Rfdg................ 7.000    08/15/19        1,499,835
  1,401    Texas Gen Svc Cmnty Part Interests Office
           Bldg & Land Acquisition Proj.............. 7.000    08/01/24        1,428,692
  3,500    Woodhill Pub Fac Corp TX Hsg-Woodhill Apt
           Proj (e).................................. 7.500    12/01/29        3,544,135
                                                                          --------------
                                                                              96,560,919
                                                                          --------------
           UTAH  0.3%
  3,000    Eagle Mountain, UT Spl Assmt Spl Impt Dist
           No 2000-1................................. 8.250    02/01/21        3,025,500
    500    Hildale, UT Elec Rev Gas Turbine Elec Fac
           Proj...................................... 7.600    09/01/06          442,755
  1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac
           Proj...................................... 7.800    09/01/15          824,940

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           UTAH (CONTINUED)
$ 1,000    Tooele Cnty, UT Pollutn Ctl Rev Laidlaw
           Environmental Ser A Rfdg (a).............. 7.550%   07/01/27   $        7,200
  2,000    Utah St Hsg Fin Agy Rev RHA Cmnty Svc Proj
           Ser A..................................... 6.875    07/01/27        1,893,160
                                                                          --------------
                                                                               6,193,555
                                                                          --------------
           VERMONT  0.7%
  2,500    Vermont Econ Dev Auth Rev Mtg Wake Robin
           Corp Proj Ser B........................... 6.750    03/01/29        2,343,550
  3,000    Vermont Ed & Hlth Bldgs Fin Agy Rev
           Hlthcare Fac Copley Manor Proj............ 6.250    04/01/29        2,349,450
    535    Vermont Ed & Hlth Bldgs Fin Agy Rev VT
           Council Dev Mental Hlth Ser A............. 6.000    12/15/09          526,729
  1,030    Vermont Ed & Hlth Bldgs Fin Agy Rev VT
           Council Dev Mental Hlth Ser A............. 6.125    12/15/14          935,683
  1,375    Vermont Ed & Hlth Bldgs Fin Agy Rev VT
           Council Dev Mental Hlth Ser A............. 6.250    12/15/19        1,241,598
  2,050    Vermont Ed & Hlth Bldgs Fin Bennington
           College Proj.............................. 6.500    10/01/14        2,113,776
  4,130    Vermont Ed & Hlth Bldgs Fin Bennington
           College Proj.............................. 6.625    10/01/29        4,170,144
                                                                          --------------
                                                                              13,680,930
                                                                          --------------
           VIRGINIA  1.4%
  3,000    Albemarle Cnty, VA Indl Dev Auto
           Residential Care Fac Ser A................ 6.200    01/01/31        3,004,470
  2,955    Alexandria, VA Indl Dev Auth Rev Saint
           Coletta Sch Proj.......................... 7.750    10/15/26        3,027,102
    230    Alexandria, VA Indl Dev Auth Rev Saint
           Coletta Sch Proj.......................... 7.750    10/15/26          234,248
  1,600    Alexandria, VA Redev & Hsg Auth 3001 Pk
           Ctr Apt Ser A Rfdg........................ 6.375    04/01/34        1,511,312
  2,000    Dulles Town Ctr Cmnty Dev Auth Dulles Town
           Ctr Proj.................................. 6.250    03/01/26        1,969,100
  2,830    Fairfax Cnty, VA Redev & Hsg Auth
           Multi-Family Hsg Rev...................... 7.600    10/01/36        3,046,240
    265    Greensville Cnty, VA Indl Dev Auth Rev
           Wheeling Steel Proj Ser A................. 6.375    04/01/04          200,075
    800    Greensville Cnty, VA Indl Dev Auth Rev
           Wheeling Steel Proj Ser A................. 7.000    04/01/14          592,000
  2,550    Hampton, VA Redev & Hsg Auth Rev First Mtg
           Olde Hampton Ser A Rfdg................... 6.500    07/01/16        2,369,409

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           VIRGINIA (CONTINUED)
$ 1,500    Hopewell, VA Indl Dev Auth Res Recovery
           Rev Stone Container Corp Proj Rfdg........ 8.250%   06/01/16   $    1,542,795
  1,000    Pittsylvania Cnty, VA Indl Dev Auth Rev
           Exempt Fac Ser A.......................... 7.450    01/01/09        1,001,570
  5,880    Richmond, VA Redev & Hsg Auth Multi-Family
           Rev Ser A Rfdg (Variable Rate Coupon)..... 8.750    12/15/21        6,020,238
    830    Virginia Small Business Fin Indl Dev SIL
           Clean Wtr Proj............................ 7.250    11/01/09          848,949
  1,700    Virginia Small Business Fin Indl Dev SIL
           Clean Wtr Proj............................ 7.250    11/01/24        1,727,455
                                                                          --------------
                                                                              27,094,963
                                                                          --------------
           WASHINGTON  0.7%
  2,000    Kennewick, WA Pub Hosp Dist Ref & Impt.... 6.300    01/01/25        1,954,700
    600    King Cnty, WA Pub Hosp Dist No 004
           Snoqualmie Vly Hosp....................... 7.000    12/01/11          621,276
    400    King Cnty, WA Pub Hosp Dist No 004
           Snoqualmie Vly Hosp....................... 7.250    12/01/15          406,860
  3,350    Port Seattle, WA Spl Fac Rev Northwest
           Airl Proj................................. 7.250    04/01/30        2,661,642
  4,000    Seattle, WA Muni Lt & Pwr Rev Impt & Rfdg
           (FSA Insd)................................ 5.125    03/01/26        3,950,440
  2,500    Spokane Cnty, WA Indl Dev Corp Solid Waste
           Disp Rev.................................. 7.600    03/01/27        1,525,225
    235    Tacoma, WA Hsg Auth Rev Hsg Wedgewood
           Homes Proj, 144A (b)...................... 6.000    01/01/28          225,722
    500    Tacoma, WA Hsg Auth Rev Hsg Wedgewood
           Homes Proj, 144A (b)...................... 6.000    02/01/28          480,215
  1,000    Tacoma, WA Hsg Auth Rev Hsg Wedgewood
           Homes Proj, 144A (b)...................... 6.000    03/01/28          960,370
                                                                          --------------
                                                                              12,786,450
                                                                          --------------
           WEST VIRGINIA  0.1%
  1,250    Randolph Cnty, WV Bldg Comm Rev Crossover
           Elkins Regl Proj Rfdg..................... 6.125    07/01/23        1,102,575
  2,540    Weirton, WV Pollutn Ctl Rev Weirton Steel
           Proj Rfdg................................. 8.625    11/01/14          454,025
                                                                          --------------
                                                                               1,556,600
                                                                          --------------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                COUPON   MATURITY       VALUE
           WISCONSIN  2.1%
$ 2,590    Baldwin, WI Hosp Rev Mtg Ser A............ 6.375%   12/01/28   $    2,599,583
  1,295    Wisconsin Hsg & Econ Dev Auth
           Homeownership Rev Ser F................... 6.200    03/01/27        1,341,296
  4,725    Wisconsin St Hlth & Ed Fac Auth Rev Auroro
           Hlthcare Inc Ser A........................ 5.600    02/15/29        4,383,241
  4,750    Wisconsin St Hlth & Ed Fac Auth Rev
           Clement Manor Rfdg........................ 5.750    08/15/24        3,929,723
    450    Wisconsin St Hlth & Ed Fac Auth Rev Hess
           Mem Hosp Assn (ACA Insd).................. 7.200    11/01/05          477,185
  2,000    Wisconsin St Hlth & Ed Fac Auth Rev Hess
           Mem Hosp Assn (ACA Insd).................. 7.875    11/01/22        2,186,880
  3,000    Wisconsin St Hlth & Ed Fac Auth Rev
           Hlthcare Dev Inc Proj..................... 6.250    11/15/20        3,021,990
  3,850    Wisconsin St Hlth & Ed Fac Auth Rev Natl
           Regency of New Berlin Proj................ 8.000    08/15/25        4,040,537
  2,000    Wisconsin St Hlth & Ed Fac Auth Rev
           Oakwood Vlg Proj Ser A.................... 7.000    08/15/19        2,027,980
  1,250    Wisconsin St Hlth & Ed Fac Auth Rev
           Oakwood Vlg Proj Ser A.................... 7.625    08/15/30        1,282,425
  3,000    Wisconsin St Hlth & Ed Fac FH Healthcare
           Dev Inc Proj.............................. 6.250    11/15/28        3,010,920
  4,500    Wisconsin St Hlth & Ed Fac St Johns Home &
           Sunrise Care.............................. 5.625    12/15/22        4,066,065
  2,750    Wisconsin St Hlth & Ed Fac Utd Lutheran
           Pgm for the Aging......................... 5.700    03/01/28        2,317,068
  5,000    Wisconsin St Hlth & Ed Milwaukee Catholic
           Home Inc Proj............................. 7.500    07/01/26        5,071,900
                                                                          --------------
                                                                              39,756,793
                                                                          --------------
           WYOMING  0.1%
  1,525    Wyoming Cmnty Dev Auth Hsg Rev............ 6.250    06/01/27        1,578,085
                                                                          --------------
TOTAL LONG-TERM INVESTMENTS  97.9%
  (Cost $1,929,940,152)................................................    1,871,881,821
SHORT-TERM INVESTMENTS  0.3%
  (Cost $6,000,000)....................................................        6,000,000
                                                                          --------------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

November 30, 2001

                                                                                 MARKET
DESCRIPTION                                                                      VALUE
TOTAL INVESTMENTS  98.2%
  (Cost $1,935,940,152)...................................................   $1,877,881,821
OTHER ASSETS IN EXCESS OF LIABILITIES  1.8%...............................       34,584,524
                                                                             --------------

NET ASSETS  $100.0%.......................................................   $1,912,466,345
                                                                             ==============

 * Zero coupon bond

(a) Non-income producing security.

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) Securities purchased on a when-issued or delayed delivery basis.

(d) Interest only strip.

(e) Assets segregated as collateral for when-issued or delayed delivery purchase commitments.

(f) Interest is accruing at less than the stated coupon.

(g) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(h) Payment-in-kind security.

ACA--American Capital Access
AMBAC--AMBAC Indemnity Corp.
FGIC--Financial Guaranty Insurance Co.
FHA--Federal Housing Administration
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance Inc.
GNMA--Government National Mortgage Association
LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance Corp.

                                               See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
November 30, 2001

ASSETS:
Total Investments (Cost $1,935,940,152).....................  $1,877,881,821
Receivables:
  Interest..................................................      38,751,337
  Investments Sold..........................................      10,308,272
  Fund Shares Sold..........................................       8,729,895
Other.......................................................         151,781
                                                              --------------
    Total Assets............................................   1,935,823,106
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      14,500,899
  Income Distributions......................................       4,404,791
  Fund Shares Repurchased...................................       2,048,605
  Distributor and Affiliates................................         897,800
  Investment Advisory Fee...................................         817,433
  Custodian Bank............................................         222,532
Accrued Expenses............................................         285,746
Trustees' Deferred Compensation and Retirement Plans........         178,955
                                                              --------------
    Total Liabilities.......................................      23,356,761
                                                              --------------
NET ASSETS..................................................  $1,912,466,345
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,994,530,883
Accumulated Distributions in Excess of Net Investment
  Income....................................................      (1,107,530)
Accumulated Net Realized Loss...............................     (22,898,677)
Net Unrealized Depreciation.................................     (58,058,331)
                                                              --------------
NET ASSETS..................................................  $1,912,466,345
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,283,878,737 and 121,318,553 shares of
    beneficial interest issued and outstanding).............  $        10.58
    Maximum sales charge (4.75%* of offering price).........             .53
                                                              --------------
    Maximum offering price to public........................  $        11.11
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $443,529,325 and 41,930,869 shares of
    beneficial interest issued and outstanding).............  $        10.58
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $185,058,283 and 17,516,197 shares of
    beneficial interest issued and outstanding).............  $        10.57
                                                              ==============

* On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

Statement of Operations
For the Year Ended November 30, 2001

INVESTMENT INCOME:
Interest....................................................    $117,205,639
                                                                ------------
EXPENSES:
Investment Advisory Fee.....................................       8,853,721
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $2,826,863, $3,961,920 and $1,518,589,
  respectively).............................................       8,307,372
Shareholder Services........................................         954,643
Legal.......................................................         153,747
Custody.....................................................         121,855
Trustees' Fees and Related Expenses.........................          12,639
Other.......................................................         790,519
                                                                ------------
    Total Expenses..........................................      19,194,496
                                                                ------------
NET INVESTMENT INCOME.......................................    $ 98,011,143
                                                                ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................    $(15,606,653)
                                                                ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     (75,660,618)
  End of the Period.........................................     (58,058,331)
                                                                ------------
Net Unrealized Appreciation During the Period...............      17,602,287
                                                                ------------
NET REALIZED AND UNREALIZED GAIN............................    $  1,995,634
                                                                ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $100,006,777
                                                                ============

                                               See Notes to Financial Statements

Statements of Changes in Net Assets
For the Years Ended November 30, 2001 and 2000

                                                    YEAR ENDED           YEAR ENDED
                                                 NOVEMBER 30, 2001    NOVEMBER 30, 2000
                                                 --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...........................  $   98,011,143       $   87,999,441
Net Realized Gain/Loss..........................     (15,606,653)           1,793,267
Net Unrealized Appreciation/Depreciation During
  the Period....................................      17,602,287          (55,533,087)
                                                  --------------       --------------
Change in Net Assets from Operations............     100,006,777           34,259,621
                                                  --------------       --------------

Distributions from and in Excess of Net
  Investment Income:
  Class A Shares................................     (70,440,726)         (60,137,588)
  Class B Shares................................     (21,505,836)         (21,248,969)
  Class C Shares................................      (8,257,671)          (6,799,242)
                                                  --------------       --------------
Total Distributions.............................    (100,204,233)         (88,185,799)
                                                  --------------       --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES....................................        (197,456)         (53,926,178)
                                                  --------------       --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.......................     673,473,037          352,049,372
Net Asset Value of Shares Issued Through
  Dividend Reinvestment.........................      50,920,145           42,297,001
Cost of Shares Repurchased......................    (300,635,862)        (362,931,028)
                                                  --------------       --------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS..................................     423,757,320           31,415,345
                                                  --------------       --------------
TOTAL INCREASE/DECREASE IN NET ASSETS...........     423,559,864          (22,510,833)
NET ASSETS:
Beginning of the Period.........................   1,488,906,481        1,511,417,314
                                                  --------------       --------------
End of the Period (Including accumulated
  undistributed net investment income of
  ($1,107,530) and $1,085,560, respectively)....  $1,912,466,345       $1,488,906,481
                                                  ==============       ==============

See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                    YEAR ENDED NOVEMBER 30,
CLASS A SHARES                          ------------------------------------------------
                                          2001       2000      1999      1998      1997
                                        ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..............................  $  10.56    $10.96    $11.66    $11.45    $11.14
                                        --------    ------    ------    ------    ------
  Net Investment Income...............       .65       .67       .69       .70       .73
  Net Realized and Unrealized
    Gain/Loss.........................       .03      (.40)     (.72)      .22       .31
                                        --------    ------    ------    ------    ------
Total from Investment Operations......       .68       .27      (.03)      .92      1.04
Less Distributions from and in Excess
  of Net Investment Income............       .66       .67       .67       .71       .73
                                        --------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD....  $  10.58    $10.56    $10.96    $11.66    $11.45
                                        ========    ======    ======    ======    ======

Total Return (a)......................     6.62%     2.60%     -.37%     8.28%     9.63%
Net Assets at End of the Period (In
  millions)...........................  $1,283.9    $995.0    $970.0    $905.0    $779.9
Ratio of Expenses to Average Net
  Assets (b)..........................      .90%      .91%      .90%      .91%      .95%
Ratio of Net Investment Income to
  Average Net Assets (b)..............     6.07%     6.28%     6.03%     6.01%     6.50%
Portfolio Turnover....................       15%       19%       22%       26%       29%

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) For the year ended November 30, 1997, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to Van Kampen's reimbursement of certain expenses was less than 0.01%.

                                               See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                    YEAR ENDED NOVEMBER 30,
CLASS B SHARES                           ----------------------------------------------
                                          2001      2000      1999      1998      1997
                                         ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...............................  $10.55    $10.95    $11.66    $11.45    $11.14
                                         ------    ------    ------    ------    ------
  Net Investment Income................     .57       .59       .61       .61       .64
  Net Realized and Unrealized
    Gain/Loss..........................     .04      (.40)     (.73)      .22       .31
                                         ------    ------    ------    ------    ------
Total from Investment Operations.......     .61       .19      (.12)      .83       .95
Less Distributions from and in Excess
  of Net Investment Income.............     .58       .59       .59       .62       .64
                                         ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD.....  $10.58    $10.55    $10.95    $11.66    $11.45
                                         ======    ======    ======    ======    ======
Total Return (a).......................   5.89%     1.80%    -1.11%     7.41%     8.82%
Net Assets at End of the Period (In
  millions)............................  $443.5    $365.4    $416.2    $451.9    $425.6
Ratio of Expenses to Average Net
  Assets (b)...........................   1.65%     1.66%     1.66%     1.67%     1.71%
Ratio of Net Investment Income to
  Average Net Assets (b)...............   5.32%     5.52%     5.27%     5.26%     5.74%
Portfolio Turnover.....................     15%       19%       22%       26%       29%

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) For the year ended November 30, 1997, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to Van Kampen's reimbursement of certain expenses was less than 0.01%.

See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                    YEAR ENDED NOVEMBER 30,
CLASS C SHARES                           ----------------------------------------------
                                          2001      2000      1999      1998      1997
                                         ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...............................  $10.54    $10.93    $11.65    $11.44    $11.13
                                         ------    ------    ------    ------    ------
  Net Investment Income................     .57       .59       .59       .61       .64
  Net Realized and Unrealized
    Gain/Loss..........................     .04      (.39)     (.72)      .22       .31
                                         ------    ------    ------    ------    ------
Total from Investment Operations.......     .61       .20      (.13)      .83       .95
Less Distributions from and in Excess
  of Net Investment Income.............     .58       .59       .59       .62       .64
                                         ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD.....  $10.57    $10.54    $10.93    $11.65    $11.44
                                         ======    ======    ======    ======    ======
Total Return (a).......................   5.80%     1.90%    -1.20%     7.42%     8.82%
  Net Assets at End of the Period (In
    millions)..........................  $185.1    $128.6    $125.2    $110.6    $ 91.3
Ratio of Expenses to Average Net
  Assets (b)...........................   1.65%     1.66%     1.65%     1.67%     1.70%
Ratio of Net Investment Income to
  Average Net Assets (b)...............   5.32%     5.52%     5.27%     5.25%     5.69%
Portfolio Turnover.....................     15%       19%       22%       26%       29%

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) For the year ended November 30, 1997, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to Van Kampen's reimbursement of certain expenses was less than 0.01%.

                                               See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

November 30, 2001

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Yield Municipal Fund (the "Fund") is organized as a series of the Van Kampen Tax-Exempt Trust, a Delaware business trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide investors with as high a level of interest income exempt from federal income tax as is consistent with the investment policies of the Fund. The Fund's investment advisor generally seeks to achieve the Fund's investment objective by investing primarily in a portfolio of medium- and lower-grade municipal securities. The Fund commenced investment operations on January 2, 1986. The distribution of the Fund's Class B and Class C Shares commenced on July 20, 1992 and December 10, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal Bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller

NOTES TO
FINANCIAL STATEMENTS

November 30, 2001

agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt securities. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount is accreted over the life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

    In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The revised version of the Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000 and will require investment companies to amortize premiums and accrete discounts on fixed income securities. The Fund currently does not accrete market discount on fixed income securities. Upon adoption, the Fund will be required to record a cumulative effect adjustment to reflect the accretion of market discount. The adjustment will decrease accumulated distributions in excess of net investment income and increase unrealized depreciation on securities and therefore will not impact total net assets. As of November 30, 2001, the cumulative effect adjustment to reflect the accretion of market discount would be $724,957.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At November 30, 2001, the Fund had an accumulated capital loss carryforward for tax purposes of $22,835,977 which expires between November 30, 2003 and November 30, 2009. Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the capitalization of reorganization and

NOTES TO
FINANCIAL STATEMENTS

November 30, 2001

restructuring costs for tax purposes and the deferral of losses related to wash sale transactions.

    At November 30, 2001, for federal income tax purposes, the cost of long- and short-term investments is $1,936,002,852; the aggregate gross unrealized appreciation is $43,025,431 and the aggregate gross unrealized depreciation is $101,146,462, resulting in net unrealized depreciation on long- and short-term investments of $58,121,031.

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    Due to the inherent differences in the recognition of interest income, expenses and realized gains/losses under generally accepted accounting principles and federal income tax purposes, the amount of distributed net investment income may differ for a particular period. These differences are temporary in nature, but may result in book basis distribution in excess of net investment income for certain periods.

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser and Van Kampen Advisors Inc. (the "Subadviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $300 million..........................................     .60%
Next $300 million...........................................     .55%
Over $600 million...........................................     .50%

    For the year ended November 30, 2001, the Fund recognized expenses of approximately $52,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended November 30, 2001, the Fund recognized expenses of approximately $103,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the

NOTES TO
FINANCIAL STATEMENTS

November 30, 2001

Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc., an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended November 30, 2001, the Fund recognized expenses of approximately $776,100. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $103,549 are included in "Other" assets on the Statement of Assets and Liabilities at November 30, 2001. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

NOTES TO
FINANCIAL STATEMENTS

November 30, 2001

3. CAPITAL TRANSACTIONS

At November 30, 2001, capital aggregated $1,340,172,698, $462,126,471 and
$192,231,714 for Classes A, B, and C, respectively. For the year ended November 30, 2001, transactions were as follows:

                                                            SHARES           VALUE
Sales:
  Class A...............................................   40,918,370    $ 436,042,638
  Class B...............................................   14,872,706      158,445,165
  Class C...............................................    7,420,570       78,985,234
                                                          -----------    -------------
Total Sales.............................................   63,211,646    $ 673,473,037
                                                          ===========    =============
Dividend Reinvestment:
  Class A...............................................    3,420,318    $  36,414,131
  Class B...............................................      940,607       10,009,704
  Class C...............................................      423,034        4,496,310
                                                          -----------    -------------
Total Dividend Reinvestment.............................    4,783,959    $  50,920,145
                                                          ===========    =============
Repurchases:
  Class A...............................................  (17,225,618)   $(183,450,755)
  Class B...............................................   (8,501,338)     (90,376,142)
  Class C...............................................   (2,524,121)     (26,808,965)
                                                          -----------    -------------
Total Repurchases.......................................  (28,251,077)   $(300,635,862)
                                                          ===========    =============

NOTES TO
FINANCIAL STATEMENTS

November 30, 2001

    At November 30, 2000, capital aggregated $1,051,166,684, $384,047,744 and
$135,559,135 for Classes A, B, and C, respectively. For the year ended November 30, 2000, transactions were as follows:

                                                            SHARES           VALUE
Sales:
  Class A...............................................   23,042,978    $ 245,454,779
  Class B...............................................    6,427,927       68,394,578
  Class C...............................................    3,592,327       38,200,015
                                                          -----------    -------------
Total Sales.............................................   33,063,232    $ 352,049,372
                                                          ===========    =============
Dividend Reinvestment:
  Class A...............................................    2,774,660    $  29,570,061
  Class B...............................................      846,365        9,015,228
  Class C...............................................      348,917        3,711,712
                                                          -----------    -------------
Total Dividend Reinvestment.............................    3,969,942    $  42,297,001
                                                          ===========    =============
Repurchases:
  Class A...............................................  (20,152,690)   $(215,002,842)
  Class B...............................................  (10,679,603)    (113,830,777)
  Class C...............................................   (3,192,988)     (34,097,409)
                                                          -----------    -------------
Total Repurchases.......................................  (34,025,281)   $(362,931,028)
                                                          ===========    =============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment Class B Shares received thereon, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the years ended November 30, 2001 and 2000, 3,495,469 and 3,709,553 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended November 30, 2001 and 2000, no Class C Shares converted to Class A Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years

NOTES TO
FINANCIAL STATEMENTS

November 30, 2001

of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                CONTINGENT DEFERRED
                                                                    SALES CHARGE
                                                                  AS A PERCENTAGE
                                                                  OF DOLLAR AMOUNT
                                                                 SUBJECT TO CHARGE
                                                             --------------------------
YEAR OF REDEMPTION                                           CLASS B            CLASS C
First......................................................   4.00%              1.00%
Second.....................................................   4.00%               None
Third......................................................   3.00%               None
Fourth.....................................................   2.50%               None
Fifth......................................................   1.50%               None
Sixth and Thereafter.......................................    None               None

    For the year ended November 30, 2001, Van Kampen, as distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $884,300 and CDSC on redeemed shares of Classes B and C of approximately $713,300. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $681,016,730 and $246,245,671, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each for Class B and Class C average daily net assets are accrued daily. Included in these fees for the year ended November 30, 2001, are payments retained by Van Kampen of approximately $3,309,500 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $180,300.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen High Yield Municipal
Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Van Kampen High Yield Municipal Fund (the "Fund"), as of November 30, 2001, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the two years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for each of the three years in the period ended November 30, 1999 were audited by other auditors whose report dated January 21, 2000 expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at November 30, 2001, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
Chicago, Illinois
January 7, 2002

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN HIGH YIELD MUNICIPAL FUND

BOARD OF TRUSTEES

J. MILES BRANAGAN
JERRY D. CHOATE
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
PHILLIP B. ROONEY
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

INVESTMENT SUBADVISER

VAN KAMPEN ADVISORS INC.
40 Broad Street, Suite 915
Boston, Massachusetts 02109

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 218256
Kansas City, Missouri 64121-8256

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110


LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following is furnished with respect to the distributions paid by the Fund during its taxable year ended November 30, 2001. The Fund designated 99.99% of the income distributions as a tax-exempt income distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice

The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2002 Van Kampen Funds Inc. All rights reserved.
50, 150, 250                                                   Member NASD/SIPC.
HYM ANR 1/02                                                     5005A02-AP-1/02